     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2002

                     1933 ACT REGISTRATION NO. 333-62238

                     1940 ACT REGISTRATION NO. 811-07975

===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ---------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 1

                                     AND
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                     POST-EFFECTIVE AMENDMENT NO. 16 [X]


                       (Check appropriate box or boxes)

                               ---------------

                  PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             (Name of Depositor)

                            213 WASHINGTON STREET
                        NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333

  (Address and telephone number of depositor's principal executive offices)

                               ---------------

                              THOMAS C. CASTANO
                             ASSISTANT SECRETARY
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            213 WASHINGTON STREET
                        NEWARK, NEW JERSEY 07102-2992
                   (Name and address of agent for service)

                                  Copies to:


          CHRISTOPHER E. PALMER                           LISA CHOW
               SHEA & GARDNER                          VICE PRESIDENT,
     1800 MASSACHUSETTS AVENUE, N.W.                  CORPORATE COUNSEL
          WASHINGTON, D.C. 20036              THE PRUDENTIAL INSURANCE COMPANY
               (202) 828-2093                            OF AMERICA
                                                    213 WASHINGTON STREET
                                                NEWARK, NEW JERSEY 07102-2992


   It is proposed that this filing will become effective (check appropriate space):


      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


           [X] on May 1,  2002 pursuant to paragraph (b) of Rule 485

           [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

           [ ] on ______ pursuant to paragraph (a) (1) of Rule 485


Title of Securities Being Registered: Interests in Variable Annuity Contracts.
==============================================================================

STRATEGIC PARTNERSSM
SELECT
--------------------------------------------------------------------------------
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2002


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY). PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

The Funds
------------------------------------------------------------

Strategic Partners Select offers a wide variety of investment choices, including 27 variable investment options that invest in mutual funds managed by these leading asset managers.


Prudential Investments LLC


Jennison Associates LLC

A I M Capital Management, Inc.

Alliance Capital Management, L.P.

Davis Selected Advisers, L.P.

Deutsche Asset Management, Inc.


Fidelity Management & Research Company


GE Asset Management, Incorporated

INVESCO Funds Group, Inc.

Janus Capital Management LLC


Massachusetts Financial Services Company (MFS)


Pacific Investment Management Company LLC (PIMCO)

Salomon Brothers Asset Management

Victory Capital Management Inc.


Please Read this Prospectus
------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners Select variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.


To Learn More About
Strategic Partners Select
------------------------------------------------------------


To learn more about the Strategic Partners Select variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Room, 450 5th Street N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference Room by calling the SEC at (800) SEC-0330. You may obtain information on the operation of the Public Reference Room by calling the SEC at (800) SEC-0330. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Select SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 38 of this prospectus.


For a Free Copy of the SAI call us at:
------------------------------------------------------------

----  (888) PRU-2888 or write to us at:


---- Prudential Annuity Service Center
      P.O. Box 7960
      Philadelphia, PA 19101






THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS SELECT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


ORD01009NY

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      6
                                                Summary............................................      9
                                                Summary of Contract Expenses.......................     12
                                                Expense Examples...................................     14

                                       PART II: STRATEGIC PARTNERS SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-9
                                       ------------------------------------------------------------

                                           Section 1: What is the Strategic Partners Select
                                             Variable Annuity?.....................................     18
                                                Short Term Cancellation Right or "Free Look".......     18

                                           Section 2: What Investment Options Can I Choose?........     19
                                                Variable Investment Options........................     19
                                                Interest-Rate Options..............................     20
                                                Transfers Among Options............................     20
                                                Other Available Features...........................     21
                                                Voting Rights......................................     21
                                                Substitution.......................................     22

                                           Section 3: What Kind of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     23
                                                Payment Provisions.................................     23
                                                    Option 1: Annuity Payments for a Fixed
                                                      Period.......................................     23
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain...............................     23
                                                    Option 3: Interest Payment Option..............     23
                                                    Option 4: Other Annuity Options................     23
                                                    Tax Considerations.............................     24

                                           Section 4: What is the Death Benefit?...................     25
                                                Beneficiary........................................     25
                                                Calculation of the Death Benefit...................     25
                                                Death of Owner or Joint Owner......................     25

                                           Section 5: How Can I Purchase a Strategic Partners
                                             Select Contract?......................................     26
                                                Purchase Payments..................................     26
                                                Allocation of Purchase Payments....................     26
                                                Calculating Contract Value.........................     26

                                           Section 6: What are the Expenses Associated with the
                                             Strategic Partners Select Contract?...................     27
                                                Insurance Charges..................................     27
                                                Annual Contract Fee................................     27
                                                Withdrawal Charge..................................     27
                                                Taxes Attributable to Premium......................     28
                                                Transfer Fee.......................................     28
                                                Company Taxes......................................     28

                                           Section 7: How Can I Access My Money?...................     29
                                                Automated Withdrawals..............................     29
                                                Suspension of Payments or Transfers................     29

--------------------------------------------------------------------------------


                                           Section 8: What are the Tax Considerations Associated
                                             with the Strategic Partners Select Contract?..........     30
                                                Contracts Owned By Individuals (Not Associated with
                                                  Tax Favored Retirement Plans)....................     30
                                                Contracts Held by Tax Favored Plans................     32

                                           Section 9: Other Information............................     37
                                                Pruco Life Insurance Company of New Jersey.........     37
                                                The Separate Account...............................     37
                                                Sale and Distribution of the Contract..............     37
                                                Assignment.........................................     38
                                                Financial Statements...............................     38
                                                Statement of Additional Information................     38
                                                Householding.......................................     38
                                                Market-Value Adjustment Formula....................     39
                                                IRA Disclosure Statement...........................     41



                                       PART III: PROSPECTUSES
                                       ------------------------------------------------------------

                                       VARIABLE INVESTMENT OPTIONS
                                       ------------------------------------------------------------

                                        THE PRUDENTIAL SERIES FUND

                                        JANUS ASPEN SERIES


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 4

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS SELECT PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

ACCUMULATION PHASE

The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.


ADJUSTED CONTRACT VALUE



When you begin receiving income payments, the value of your contract adjusted by any market-value adjustment and minus any charge we impose for premium taxes.


ANNUITANT

The person whose life determines how long the contract lasts and the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY


The person(s) or entity you have chosen to receive a death benefit when the sole or last surviving annuitant dies.


CASH VALUE


This is the total value of your contract adjusted by any market-value adjustment, minus any withdrawal charge(s) or administrative charge.


CO-ANNUITANT

The person shown on the contract data pages who becomes the Annuitant upon the death of the Annuitant before the Annuity Date. No Co-Annuitant may be designated if the Owner is a non-natural person.

CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACTOWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

The total value of the amounts in a contract allocated to the variable investment options and the interest rate options as of a particular date.

DEATH BENEFIT


If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive, at a minimum, the total invested purchase payments proportionately reduced for withdrawals. See "What is the Death Benefit?" on page 25.



DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)



An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options. We guarantee your money will earn at least 3% while it is allocated to this option. Payments you allocate to the DCA Fixed Rate Option become part of Pruco Life of New Jersey's general assets until they are transferred.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

INTEREST CELL

A division of the interest-rate options that is established whenever you allocate or transfer money into an interest-rate option.

INTEREST-RATE OPTION

An investment option that offers a fixed-rate of interest for a one-year period (fixed-rate option) or a seven-year period (market-value adjustment option).


INVESTED PURCHASE PAYMENTS



Your total purchase payments (which we define below) less any deduction we make for any premium or other tax charge.



JOINT OWNER



The person named as the joint owner, who shares ownership rights with the owner as defined in the contract.


PRUDENTIAL ANNUITY SERVICE CENTER


For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life of New Jersey.


STATEMENT OF ADDITIONAL INFORMATION



A document containing certain additional information about the SP Select variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.


TAX DEFERRAL

This is a way to increase your assets without currently being taxed. You do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

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 8

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

SUMMARY OF SECTIONS 1-9
--------------------------------------------------------------------------------

For a more complete discussion of the following topics, see the corresponding section in the prospectus.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS SELECT VARIABLE ANNUITY?


This variable annuity contract, offered by Pruco Life of New Jersey, is a contract between you, as the owner, and us. The contract allows you to invest on a tax-deferred basis in one or more of 27 variable investment options. There are also two interest-rate options, the fixed-rate option and the market-value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides a death benefit and guaranteed income options.


   The variable investment options are designed to offer the opportunity over the long term for a better return than the fixed interest rate options. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.


   The interest-rate options offer an interest rate that is guaranteed. While your money is in the fixed-rate option or if your money remains in the market-value adjustment option for a full seven-year period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to always be at least 3%. Payments allocated to the fixed-rate option become part of Pruco Life's general assets. Payments allocated to the market-value adjustment option are held as a separate pool of assets, but the income, gains or losses resulting from these assets are not credited or charged against the contracts. As a result, the strength of our guarantees under these interest-rate options are based on the overall financial strength of Pruco Life Insurance Company of New Jersey.


   You can invest your money in any or all of the variable investment options and the interest-rate options. You are allowed 12 transfers each contract year among the variable investment options, without a charge. There are certain restrictions on transfers involving the interest-rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of the payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.


   Free Look. If you change your mind about owning Strategic Partners Select, you may cancel your contract within a time period known as the "free look period," which is 10 days in New York (or whatever period is required by applicable law).


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You generally can invest your money in any of the variable investment options that invest in the mutual

SUMMARY OF SECTIONS 1-9 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

funds described in the fund prospectuses provided with this prospectus:


The Prudential Series Fund, Inc.


   Jennison Portfolio (domestic equity)



   Prudential Equity Portfolio


   Prudential Global Portfolio

   Prudential Money Market Portfolio


   Prudential Stock Index Portfolio


   Prudential Value Portfolio (domestic equity)


   SP Aggressive Growth Asset Allocation Portfolio

   SP AIM Aggressive Growth Portfolio


   SP AIM Core Equity Portfolio


   SP Alliance Large Cap Growth Portfolio

   SP Alliance Technology Portfolio

   SP Balanced Asset Allocation Portfolio

   SP Conservative Asset Allocation Portfolio

   SP Davis Value Portfolio

   SP Deutsche International Equity Portfolio

   SP Growth Asset Allocation Portfolio

   SP INVESCO Small Company Growth Portfolio

   SP Jennison International Growth Portfolio

   SP Large Cap Value Portfolio


  SP MFS Capital Opportunities Portfolio (domestic and foreign equity)


   SP MFS Mid-Cap Growth Portfolio

   SP PIMCO High Yield Portfolio

   SP PIMCO Total Return Portfolio

   SP Prudential U.S. Emerging Growth Portfolio

   SP Small/Mid Cap Value Portfolio

   SP Strategic Partners Focused Growth Portfolio

Janus Aspen Series

   Growth Portfolio -- Service Shares

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.


   You can also put your money into one of the interest-rate options.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4
WHAT IS THE DEATH BENEFIT?


If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive at a minimum, the total invested purchase payments proportionately reduced for withdrawals.


SECTION 5
HOW CAN I PURCHASE A STRATEGIC PARTNERS SELECT ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. You can add $500 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.

   Each year we deduct a $30 contract maintenance charge if your contract value is less than $50,000. For insurance and administrative costs, we also deduct an annual charge of 1.52% of the average daily value of all assets allocated to the variable investment options. This charge is not assessed against amounts allocated to the fixed interest-rate options.

   There are also charges associated with the mutual funds. These charges currently range from 0.39% to 1.30% per year of a fund's average daily assets.


   During the accumulation phase, if you withdraw money less than eight years after the contract date, you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

SECTION 7
HOW CAN I ACCESS MY MONEY?


You may take money out at any time during the accumulation phase. If you do so, however, you may be subject to income tax, and if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. Each year, you may withdraw up to 10% of your total purchase payments without charge. Withdrawals greater than 10% of your purchase payments will be subject to a withdrawal charge. This charge decreases 1% each year. After the 7th year, there is no charge for a withdrawal. A market-value adjustment may also apply.


SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT?

Your earnings are not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from IRA contracts (excluding Roth IRAs) are fully taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 9
OTHER INFORMATION


This contract is issued by Pruco Life of New Jersey, an indirect subsidiary of The Prudential Insurance Company of America, and sold by registered representatives.

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

The purpose of this summary is to help you to understand the costs you will pay for Strategic Partners Select. This summary includes the expenses of the mutual funds used by the variable investment options.

For More Detailed Information:


More detailed information can be found on page 27 under the section called, "What Are The Expenses Associated With The Strategic Partners Select Contract?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.


TRANSACTION EXPENSES
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE (see Note 1 below)
--------------------------------------------------------------------------------

       During contract year 1              7%

       During contract year 2              6%

       During contract year 3              5%

       During contract year 4              4%

       During contract year 5              3%

       During contract year 6              2%

       During contract year 7              1%


MAXIMUM TRANSFER FEE (see Note 2 below)

--------------------------------------------------------------------------------

       first 12 transfers per year      $0.00

       each transfer after 12          $25.00


MAXIMUM ANNUAL CONTRACT FEE (see Note 3 below)
--------------------------------------------------------------------------------


                                       $30.00

ANNUAL ACCOUNT EXPENSES
--------------------------------------------------------------------------------

       AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE

       Mortality and Expense Risk:      1.37%

       Administrative Fee:              0.15%

       Total:                           1.52%


NOTE 1: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any amount used to provide income under the Life Annuity with 120 payments (10 years) certain option. (see page 23). Surrender charges are waived when a death benefit is paid.


NOTE 2: You will not be charged for transfers made in connection with dollar cost averaging and auto-rebalancing.


NOTE 3: This fee is not charged if the value of your contract is $50,000 or more. This is a single fee that we assess (a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary.


NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:


These expenses are based on the
historical fund expenses for the
year ended December 31, 2001. Fund
expenses are not fixed or
guaranteed by the Strategic
Partners Select contract and may
vary from year to year.



THE PRUDENTIAL SERIES FUND, INC.:



(1) Each "SP" Portfolio has expense
reimbursements in effect, and the
table shows total expenses both
with and without these expense
reimbursements. These expense
reimbursements are voluntary and
may be terminated at any time.



(2) Each Asset Allocation Portfolio
of The Prudential Series Fund
invests in a combination of
underlying portfolios of The
Prudential Series Fund, Inc. The
Total Expenses and Total Expenses
After Expense Reimbursement for
each Asset Allocation Portfolio are
calculated as a blend of the fees
of the underlying portfolios, plus
a 0.05% advisory fee payable to the
investment adviser, Prudential
Investments LLC.



JANUS ASPEN SERIES



(3) Table reflects expenses for the
fiscal year ended December 31,
2001. All expenses are shown
without the effect of any offset
arrangement.



(4) Long-term shareholders may pay
more than the economic equivalent
of the maximum front-end sales
charges permitted by the National
Association of Securities Dealers,
Inc.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY


(ANNUAL MUTUAL FUND EXPENSES(AFTER REIMBURSEMENT, IF ANY):
--------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL EXPENSES
                                                               INVESTMENT       OTHER                       AFTER EXPENSE
                                                              ADVISORY FEES    EXPENSES    TOTAL EXPENSES   REIMBURSEMENT*
THE PRUDENTIAL SERIES FUND, INC.(1)
--------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                       0.60%         0.04%          0.64%             0.64%
         Prudential Equity Portfolio                              0.45%         0.04%          0.49%             0.49%
         Prudential Global Portfolio                              0.75%         0.09%          0.84%             0.84%
         Prudential Money Market Portfolio                        0.40%         0.03%          0.43%             0.43%
         Prudential Stock Index Portfolio                         0.35%         0.04%          0.39%             0.39%
         Prudential Value Portfolio                               0.40%         0.04%          0.44%             0.44%
         SP Aggressive Growth Asset Allocation Portfolio(2)       0.84%         0.90%          1.74%             1.04%
         SP AIM Aggressive Growth Portfolio                       0.95%         2.50%          3.45%             1.07%
         SP AIM Core Equity Portfolio                             0.85%         1.70%          2.55%             1.00%
         SP Alliance Large Cap Growth Portfolio                   0.90%         0.67%          1.57%             1.10%
         SP Alliance Technology Portfolio                         1.15%         2.01%          3.16%             1.30%
         SP Balanced Asset Allocation Portfolio(2)                0.75%         0.52%          1.27%             0.92%
         SP Conservative Asset Allocation Portfolio(2)            0.71%         0.35%          1.06%             0.87%
         SP Davis Value Portfolio                                 0.75%         0.28%          1.03%             0.83%
         SP Deutsche International Equity Portfolio               0.90%         2.37%          3.27%             1.10%
         SP Growth Asset Allocation Portfolio(2)                  0.80%         0.66%          1.46%             0.97%
         SP INVESCO Small Company Growth Portfolio                0.95%         1.89%          2.84%             1.15%
         SP Jennison International Growth Portfolio               0.85%         1.01%          1.86%             1.24%
         SP Large Cap Value Portfolio                             0.80%         1.18%          1.98%             0.90%
         SP MFS Capital Opportunities Portfolio                   0.75%         2.29%          3.04%             1.00%
         SP MFS Mid-Cap Growth Portfolio                          0.80%         1.31%          2.11%             1.00%
         SP PIMCO High Yield Portfolio                            0.60%         0.48%          1.08%             0.82%
         SP PIMCO Total Return Portfolio                          0.60%         0.22%          0.82%             0.76%
         SP Prudential U.S. Emerging Growth Portfolio             0.60%         0.81%          1.41%             0.90%
         SP Small/Mid Cap Value Portfolio                         0.90%         0.66%          1.56%             1.05%
         SP Strategic Partners Focused Growth Portfolio           0.90%         1.71%          2.61%             1.01%



                                                               INVESTMENT
                                                              ADVISORY FEES   12b-1 FEE(2)   OTHER EXPENSES   TOTAL EXPENSES
JANUS ASPEN SERIES(3,4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio--Service Shares                         0.65%           0.25%          0.01%             0.91%


* Reflects fee waivers and reimbursement of expenses, if any. See notes on previous page.


The "Expense Examples" on the following pages are calculated using the figures in the "Total Expenses After Expense Reimbursement" column in the above table. The examples assume that expense waivers and reimbursements will be the same for each of the periods shown.

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY STRATEGIC PARTNERS SELECT. YOU CAN ALSO USE THE EXAMPLES TO COMPARE THE COST OF STRATEGIC PARTNERS SELECT WITH OTHER VARIABLE ANNUITY CONTRACTS.

Example 1: If You Withdraw Your Assets


Example 1 assumes that:



-  you invest $10,000 in Strategic Partners Select;



-  you allocate all of your assets to one of the variable investment options;



- you withdraw all your assets at the end of the time period indicated;



-  your investment has a 5% return each year; and



-  the mutual fund's operating expenses remain the same each year.


Your actual costs may be higher or lower.

Example 2: If You Do Not Withdraw Your Assets


Example 2 assumes that:



-  you invest $10,000 in Strategic Partners Select;



- you allocate all of your assets to one of the variable investment options;



- YOU DO NOT WITHDRAW any of your assets at the end of the time period indicated;



-  your investment has a 5% return each year; and



-  the mutual fund's operating expenses remain the same each year.


Your actual costs may be higher or lower.

On the following page are examples of what your costs would be using these assumptions.

NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

The charges shown in the 10 year
column are the same for Example 1
and Example 2. This is because
after 10 years, the withdrawal
charges are no longer deducted by
us when you make a withdrawal or
when you begin the income phase of
your contract.

If your contract value is less than
$50,000 on your contract
anniversary (or upon a surrender),
we deduct a $30 fee. The examples
use an average number as the amount
of the annual contract fee. Based
on this calculation the annual
contract fee is included as an
annual charge of .023% of contract
value.

Your actual fees will vary based on
the amount of your contract and
your specific allocation(s).
Charges for premium taxes are not
reflected in these examples.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS SELECT PROSPECTUS  SUMMARY


EXPENSE EXAMPLES 1 AND 2
-----------------------------------------------------------------------------------------------------------------------
                                                                                          EXAMPLE 2:
                                                          EXAMPLE 1:                      IF YOU DO NOT WITHDRAW YOUR
                                                          IF YOU WITHDRAW YOUR ASSETS     ASSETS
                                                          -------------------------------------------------------------
                                                          1 YR   3 YRS   5 YRS   10 YRS   1 YR   3 YRS   5 YRS   10 YRS
THE PRUDENTIAL SERIES FUND, INC.
------------------------------------------------------------------------------
         Jennison Portfolio                               $854   $1,141  $1,455  $2,544   $224   $691    $1,185  $2,544
         Prudential Equity Portfolio                      $839   $1,096  $1,378  $2,390   $209   $646    $1,108  $2,390
         Prudential Global Portfolio                      $874   $1,201  $1,555  $2,746   $244   $751    $1,285  $2,746
         Prudential Money Market Portfolio                $833   $1,077  $1,348  $2,327   $203   $627    $1,078  $2,327
         Prudential Stock Index Portfolio                 $829   $1,065  $1,327  $2,285   $199   $615    $1,057  $2,285
         Prudential Value Portfolio                       $834   $1,080  $1,353  $2,338   $204   $630    $1,083  $2,338
         SP Aggressive Growth Asset Allocation Portfolio  $894   $1,261  $1,655  $2,944   $264   $811    $1,385  $2,944
         SP AIM Aggressive Growth Portfolio               $897   $1,270  $1,670  $2,973   $267   $820    $1,400  $2,973
         SP AIM Core Equity Portfolio                     $890   $1,249  $1,635  $2,905   $260   $799    $1,365  $2,905
         SP Alliance Large Cap Growth Portfolio           $900   $1,279  $1,685  $3,003   $270   $829    $1,415  $3,003
         SP Alliance Technology Portfolio                 $920   $1,339  $1,783  $3,195   $290   $889    $1,513  $3,195
         SP Balanced Asset Allocation Portfolio           $882   $1,226  $1,596  $2,826   $252   $776    $1,326  $2,826
         SP Conservative Asset Allocation Portfolio       $877   $1,211  $1,571  $2,776   $247   $761    $1,301  $2,776
         SP Davis Value Portfolio                         $873   $1,198  $1,550  $2,736   $243   $748    $1,280  $2,736
         SP Deutsche International Equity Portfolio       $900   $1,279  $1,685  $3,003   $270   $829    $1,415  $3,003
         SP Growth Asset Allocation Portfolio             $887   $1,241  $1,620  $2,875   $257   $791    $1,350  $2,875
         SP INVESCO Small Company Growth Portfolio        $905   $1,294  $1,710  $3,051   $275   $844    $1,440  $3,051
         SP Jennison International Growth Portfolio       $914   $1,321  $1,754  $3,138   $284   $871    $1,484  $3,138
         SP Large Cap Value Portfolio                     $880   $1,220  $1,586  $2,806   $250   $770    $1,316  $2,806
         SP MFS Capital Opportunities Portfolio           $890   $1,249  $1,635  $2,905   $260   $799    $1,365  $2,905
         SP MFS Mid-Cap Growth Portfolio                  $890   $1,249  $1,635  $2,905   $260   $799    $1,365  $2,905
         SP PIMCO High Yield Portfolio                    $872   $1,195  $1,545  $2,726   $242   $745    $1,275  $2,726
         SP PIMCO Total Return Portfolio                  $866   $1,177  $1,515  $2,666   $236   $727    $1,245  $2,666
         SP Prudential U.S. Emerging Growth Portfolio     $880   $1,220  $1,586  $2,806   $250   $770    $1,316  $2,806
         SP Small/Mid Cap Value Portfolio                 $895   $1,264  $1,660  $2,954   $265   $814    $1,390  $2,954
         SP Strategic Partners Focused Growth Portfolio   $891   $1,252  $1,640  $2,915   $261   $802    $1,370  $2,915
JANUS ASPEN SERIES
------------------------------------------------------------------------------
         Growth Portfolio--Service Shares                 $881   $1,223  $1,591  $2,816   $251   $773    $1,321  $2,816


THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN SHOWN IN THE EXAMPLES.

                       This page intentionally left blank

PART II SECTIONS 1-9
--------------------------------------------------------------------------------
STRATEGIC PARTNERS SELECT PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        1:
WHAT IS THE STRATEGIC PARTNERS SELECT

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS SELECT VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   Strategic Partners Select is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 27 variable investment options as well as 2 guaranteed interest-rate options. If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As mentioned above, Strategic Partners Select also contains two guaranteed interest-rate options: a fixed-rate option, and a market-value adjustment option. The fixed-rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3.0% per year. The market-value adjustment option guarantees a stated interest rate, generally higher than the fixed-rate option. However, in order to get the full benefit of the stated interest rate, assets in this option must be held for a seven-year period.


   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant(s) is the person upon whose death during the accumulation phase, the death benefit is payable. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine the amount of these payments and often how long the payments will continue. On and after the annuity date, the annuitant may not be changed.



   The beneficiary is: the person(s) or entity designated to receive any death benefit if the annuitant (or last surviving annuitant, if there are co-annuitants) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it. If the annuitant and owner are not the same and the owner dies during the accumulation phase, the subsequent owner (typically the owner's estate unless a joint or contingent owner is named) receives the contract benefit subject to tax requirements concerning distributions. See "What are the Tax Considerations Associated with the Strategic Partners Select Contract?" section beginning on page 30.


SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"


If you change your mind about owning Strategic Partners Select, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive the amount your contract is worth as of the day your request is received by us, plus any fees or charges we have deducted. This amount may be more or less than your original payment.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 27 VARIABLE INVESTMENT OPTIONS.


The 27 variable investment options invest in mutual funds managed by leading investment advisers. Separate prospectuses for these funds are attached to this prospectus. You should read a mutual fund's prospectus before you decide to allocate your assets to the variable investment option using that fund.


VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds in which the variable investment options invest. Each variable investment option has a separate investment objective.


The Prudential Series Fund, Inc.



-  Jennison Portfolio (domestic equity)



-  Prudential Equity Portfolio


-  Prudential Global Portfolio


-  Prudential Money Market Portfolio


-  Prudential Stock Index Portfolio


-  Prudential Value Portfolio (domestic equity)


-  SP Aggressive Growth Asset Allocation Portfolio

-  SP AIM Aggressive Growth Portfolio


-  SP AIM Core Equity Portfolio (formerly SP AIM Growth and Income Portfolio)


-  SP Alliance Large Cap Growth Portfolio

-  SP Alliance Technology Portfolio

-  SP Balanced Asset Allocation Portfolio

-  SP Conservative Asset Allocation Portfolio

-  SP Davis Value Portfolio

-  SP Deutsche International Equity Portfolio

-  SP Growth Asset Allocation Portfolio

-  SP INVESCO Small Company Growth Portfolio

-  SP Jennison International Growth Portfolio

-  SP Large Cap Value Portfolio


-  SP MFS Capital Opportunities Portfolio (domestic and foreign equity)


-  SP MFS Mid-Cap Growth Portfolio

-  SP PIMCO High Yield Portfolio

-  SP PIMCO Total Return Portfolio

-  SP Prudential U.S. Emerging Growth Portfolio

-  SP Small/Mid Cap Value Portfolio

-  SP Strategic Partners Focused Growth Portfolio


The Prudential Global Portfolio, Jennison Portfolio, Prudential Money Market Portfolio, and Prudential Stock Index Portfolio, and each "SP" Portfolio of The Prudential Series Fund, Inc., are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI). In addition, the portfolios listed below also have subadvisers, which are listed below and which have day-to-day responsibility for managing the portfolio, subject to the oversight of PI using a manager-of-managers approach.


Prudential Money Market Portfolio and Prudential Stock Index Portfolio:
Prudential Investment Management, Inc.

Prudential Equity Portfolio: GE Asset Management, Incorporated, Jennison Associates LLC and Salomon Brothers Asset Management Inc.

Prudential Global Portfolio, Prudential Jennison Portfolio, SP Jennison International Growth Portfolio, and SP Prudential U.S. Emerging Growth
Portfolio: Jennison Associates LLC

Prudential Value Portfolio: Deutsche Asset Management Inc., Jennison Associates LLC and Key Asset Management Inc.

SP Strategic Partners Focused Growth Portfolio: Jennison Associates LLC and Alliance Capital Management L.P.

SP AIM Aggressive Growth Portfolio and SP AIM Growth and Income Portfolio: A I M Capital Management, Inc.

SP Alliance Large Cap Growth Portfolio and SP Alliance Technology Portfolio:
Alliance Capital Management L.P.

SP Davis Value Portfolio: Davis Selected Advisers, L.P.

SP Deutsche International Equity Portfolio: Deutsche Asset Management Inc., a wholly-owned subsidiary of Deutsche Bank AG

SP INVESCO Small Company Growth Portfolio: INVESCO Funds Group, Inc.

SP Large Cap Value Portfolio and SP Small/Mid Cap Value Portfolio: Fidelity Management and Research Company

SP MFS Capital Opportunities Portfolio and SP MFS Mid-Cap Growth Portfolio:
Massachusetts Financial Services Company


SP PIMCO High Yield Portfolio and SP PIMCO Total Return Portfolio: Pacific Investment Management Company LLC


Janus Aspen Series

-  Growth Portfolio--Service Shares


Janus Capital Management LLC serves as investment adviser to the Growth Portfolio--Service Shares of Janus Aspen Series.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


   An affiliate of each of the funds may compensate Pruco Life of New Jersey based upon an annual percentage of the average assets held in the fund by Pruco Life of New Jersey under the contracts. These percentages may vary by fund and/or portfolio, and reflect administrative or other services we provide.



INTEREST-RATE OPTIONS



We offer two interest-rate options: a one-year fixed-rate option, and a market-value adjustment option. We set a one year guaranteed annual interest rate for the one-year fixed-rate option.



   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. An interest cell with new interest rate period is established every time you allocate or transfer money into a interest-rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, the minimum rate set will never be less than 3.0%.



   Payments that you apply to the fixed-rate option become part of Pruco Life of New Jersey's general assets. Payments that you apply to the market-value adjustment option are held as a separate pool of assets, but the income, gains or losses resulting from these assets are not credited or charged against the contracts. As a result, the strength of the interest-rate option guarantees is based on the overall financial strength of Pruco Life of New Jersey. If Pruco Life of New Jersey suffered a material financial set back, the ability of Pruco Life of New Jersey to meet its financial obligations could be affected.


MARKET-VALUE ADJUSTMENT

If you transfer or withdraw assets or annuitize from the market-value adjustment option before an interest rate period is over, the assets will be subject to a market value adjustment. The market-value adjustment may increase or decrease the amount being withdrawn or transferred and may be substantial. The adjustment, whether up or down will never be greater than 40%. The amount of the market-value adjustment is based on the difference between the:

1) Guaranteed interest rate for the amount you are withdrawing or transferring; and


2) Interest rates that are in effect on the date of the withdrawal or transfer.



   The amount of time left in the interest rate period is also a factor. You will find a detailed description of how the market-value adjustment is calculated on Page 39 of this prospectus.


TRANSFERS AMONG OPTIONS


You can transfer money among the variable investment options and the fixed interest-rate options. Your transfer request may be made by telephone, electronically, or in paper form to the Prudential Annuity Service Center. Only two transfers per month may be made by telephone or electronically. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. We require any transfer request that you submit by fax to be accompanied by a confirming telephone call to the Prudential Annuity Service Center. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes at 4:00 p.m. Eastern time.



   YOU CAN MAKE TRANSFERS OUT OF AN INTEREST-RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF AN INTEREST RATE PERIOD. IF YOU TRANSFER MONEY FROM A MARKET-VALUE ADJUSTMENT OPTION AFTER THE 30-DAY PERIOD HAS ENDED, THE MONEY WILL BE SUBJECT TO A MARKET-VALUE ADJUSTMENT.


   During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you will be charged $25 for each additional transfer. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

OTHER AVAILABLE FEATURES

DOLLAR COST AVERAGING FEATURE


This feature allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option or the one-year fixed-rate option and into any variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


   Transfers must be at least $100 from your DCA account. After that, transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

   Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any transfers you make because of dollar cost averaging are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your financial professional will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING


Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentages or to subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. The interest-rate options and the DCA account cannot participate in this feature.


   Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

VOTING RIGHTS

We are the legal owner of the shares in the mutual funds associated with the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions, and shares that we own in our own right, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal or state regulation.

SUBSTITUTION


We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS

We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the annuitant's 90th birthday.


   We make the income plans described below available at any time before the annuity date. These plans are called annuity options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Interest Payment Option (Option 3, described below) will automatically be selected. However, if your contract is held as an IRA and an annuity option is not selected by the annuity date or prior to the annuitant's 90th birthday, a lump sum payment of the contract value will be made to you on the annuitant's 90th birthday. ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CAN NOT BE CHANGED.



   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about Withdrawal Charges, see "What are the Expenses Associated with Strategic Partners Select?"


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually for as long as the annuitant is alive. If the annuitant dies during the income phase, a lump sum payment will be made to the beneficiary. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3.00% a year. For payment periods of 5 years or more, we will waive any withdrawal charges that otherwise would have been applied.


OPTION 2
LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless we are specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3.00% a year.


OPTION 3
INTEREST PAYMENT OPTION


Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of your adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. If an annuity option is not selected by the annuity date, this is the option we will automatically select for you. Under this option, we will pay you interest at an effective rate of at least 3.0% a year. Under this option, all gains in the annuity will be taxable as of the annuity date. Under this option, you can withdraw some or all of your contract value that we are holding at any time.


   This option is not available if your contract is held in an Individual Retirement Account.

OPTION 4
OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available any of the fixed annuity options that are offered at your annuity date.

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) continued
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


TAX CONSIDERATIONS



If your contract is held under a tax-favored plan, as discussed on page 32, you should consider the minimum distribution requirements mentioned on page 34 when selecting your annuity option.



   For certain contracts held in connection with "qualified" retirement plans (such as a Section 401(k) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies.

CALCULATION OF THE DEATH BENEFIT


If the annuitant (or the last surviving annuitant, if there are co-annuitants) dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation ("due proof of death"), pay a death benefit to the beneficiary designated by the contractowner. We require proof of death to be submitted promptly.



   If the annuitant (older co-annuitant) is under age 80 on the contract date and prior to his or her 80th birthday, the annuitant (last surviving annuitant) dies, the beneficiary will receive the greater of the following (as of the time we receive due proof of death):


-  Current value of your contract; or


- Guaranteed Minimum Death Benefit--This is the step-up value which equals the highest value of the contract on any contract anniversary date -- that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.



On or after the annuitant's (older co-annuitant's) 80th birthday, if the annuitant (last surviving annuitant) dies, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the Guaranteed Minimum Death benefit as of age 80, increased by additional invested purchase payments, and reduced proportionally by withdrawals. For this purpose, an annuitant is deemed to reach age 80 on the contract anniversary on or following the annuitant's actual 80th birthday.



   If the annuitant (older co-annuitant) is age 80 or older on the contract date, upon the annuitant's (last surviving annuitant's) death, the beneficiary will receive, as of the date that due proof of death is received, the greater of: 1) current contract value as of the date due proof of death is received; or
2) the total invested purchase payments reduced proportionally by withdrawals.


   Here is an example of a proportional reduction:

   If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value was $80,000, the new step-up value following the withdrawal would be $40,000 or 50% of what it had been prior to the withdrawal.


   This death benefit is payable only in the event of the death of the sole or last surviving annuitant and will not be paid upon the death of an owner who is not the annuitant.



DEATH OF OWNER OR JOINT OWNER



If the owner and the annuitant are not the same person and the owner dies during the accumulation phase, the subsequent owner generally receives the contract value subject to tax requirements concerning distributions.



   If the contract has an owner and joint owner who are spouses at the time of the owner's or joint owner's death during the accumulation phase, the contract will continue and the surviving spouse will become the sole owner of the contract, entitled to any rights and privileges granted by us under the contract. However, the surviving spouse may, within 60 days of providing proof of death take the contract value under one of the payout options listed below.



   If the contract has an owner and joint owner who are not spouses at the time of the owner's or joint owner's death during the accumulation phase, the surviving owner will be required to take the contract value under one of the payout options listed below.



   The payout options are:



   Choice 1.Lump sum.



   Choice 2.Payment of the entire contract within 5 years of the date of death.



   Choice 3.Payment under an annuity or settlement option over the lifetime of the survivor or over a period not extending beyond the life expectancy of the surviving owner with distribution beginning within one year of the date of death.



   This contract is subject to special tax rules that govern the required distributions upon the death of the owner or joint owner. See "What are the Tax Considerations Associated with the Strategic Partners Select Contract?" section beginning on page 30.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        5:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        SELECT CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. You can make additional purchase payments of at least $500 or more at any time during the accumulation phase. You must get our prior approval for any purchase payments over $5 million.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment among the variable investment options and the interest-rate options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 0% to 100%. If, after the initial invested purchase payment, we receive a purchase payment without allocation instructions, we will allocate the corresponding invested purchase payment in the same proportion as your most recent purchase payment (unless you directed us to allocate that purchase payment on a one-time-only basis). You may submit an allocation change request at any time. Contact the Prudential Annuity Service Center for details.



   We generally will credit the initial purchase payment to your contract within two business days from the day on which the payment is received at the Prudential Annuity Service Center, if we receive the application in good order. If the initial purchase payment and application are not received in good order, we will take up to five business days to try to complete the application. If the application cannot be completed within that five business day period, we will return your payment to you (unless you consent to our retention of it). We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. We will generally credit subsequent purchase payments received in good order after the close of a business day on the following business day.


CALCULATING CONTRACT VALUE


The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.


   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges; and

3) Dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment, we credit your contract with accumulation units relating to the variable investment options you have chosen. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.


   We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract value allocated to the fixed-rate option or to the market-value adjustment option if held for the full seven year period.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

        PARTNERS SELECT CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

INSURANCE CHARGES


Each day, we make a deduction for insurance charges. The insurance charges have two parts:


1) Mortality and expense risk charge

2) Administrative expense charge

1) MORTALITY AND EXPENSE RISK CHARGE

The mortality risk charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.


   The mortality and expense risk charge is equal, on an annual basis, to 1.37% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the interest-rate options.


   If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense risk charge cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

2) ADMINISTRATIVE EXPENSE CHARGE

This charge is for the expenses associated with the administration of the contract. The administration of the contract includes preparing and issuing the contract, establishing and maintaining contract records, issuing confirmations and annual reports, personnel costs, legal and accounting fees, filing fees, and systems costs.


   This charge is equal, on an annual basis, to 0.15% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the interest-rate options.


ANNUAL CONTRACT FEE

During the accumulation phase, if your contract value is less than $50,000, we will deduct $30 per contract year. This annual contract fee is used for administrative expenses and cannot be increased. The $30 charge will be deducted proportionately from each of the contract's investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

WITHDRAWAL CHARGE

During the accumulation phase you can make withdrawals from your contract. When you make a withdrawal, money will be taken first from your purchase payments for purposes of determining withdrawal charges. When your purchase payments have been used up, then we will take the money from your earnings. You will not have to pay any withdrawal charge when you withdraw your earnings.

   The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. If the contract is sold under circumstances that reduce the sales expenses, we may reduce or eliminate the withdrawal charge. For example, a large group of individuals purchasing contracts or an individual who already has a relationship with us may receive such a reduction.

   You can withdraw up to 10% of your total purchase payments each contract year without paying a withdrawal charge. This amount is referred to as the "charge-free amount." If any of the charge-free amount is not used during a contract year, it will be carried over to the next contract year. During the first seven contract years, if your withdrawal of purchase payments is more than the charge-free amount, a

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT? continued
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


withdrawal charge will be applied proportionately to all of the variable investment options as well as the interest-rate options. This charge is based on your contract date.



   The withdrawal charge is the percentage, shown below, of the amount withdrawn.


PERCENTAGE OF APPLICABLE WITHDRAWAL CHARGES
------------------------------------------------------------

During contract year 1              7%
During contract year 2              6%
During contract year 3              5%
During contract year 4              4%
During contract year 5              3%
During contract year 6              2%
During contract year 7              1%
After that                          0%

   Note: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any amount used to provide income under the Life Annuity with 120 Payments (10 years) Certain Option or for a fixed period of 5 years or more. Surrender charges are waived when a death benefit is paid. There will be a reduction in the withdrawal charge for contracts issued to contractowners whose age is 84 and older.


   If you surrender your contract, and later change your mind, we currently allow you to reinstate your contract during a limited period of time after the surrender. For purposes of computing any withdrawal charge on a withdrawal you make after the reinstatement, we will view the contract as having remained in effect continuously. The minimal sales costs associated with reinstatements allow us to offer this administrative option.


TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. New York does not, however, currently charge premium taxes. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contractowner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every year. If you make more than 12 transfers in a year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.

COMPANY TAXES

We will pay the taxes on the earnings of the Separate Account. We are not currently charging the Separate Account for taxes. We will periodically review the issue of charging the Separate Account for these taxes, and may impose such a charge in the future.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

-  ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

YOU CAN MAKE WITHDRAWALS ONLY DURING THE ACCUMULATION PHASE

When you make a complete withdrawal, you will receive the value of your contract on the day you made the withdrawal, less any applicable charges. We will calculate the value of your contract, and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected investment options and interest-rate options you have selected. You will need our consent to make a partial withdrawal if the requested withdrawal is less than $250.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a properly completed withdrawal request. We will deduct applicable charges, and apply a market-value adjustment, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise.

   You can make withdrawals from any designated investment option or proportionally from all investment options. Market-value adjustments may apply. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $100.


   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales of shares of the mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.

We expect to pay the amount of any withdrawal or transfer made from the fixed interest-rate options promptly upon request.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        8:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

        PARTNERS SELECT CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Select contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of level annuity payments paid or received not less frequently than annually under a lifetime annuity; and

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

If you modify the lifetime annuity payment stream (other than as a result of death or disability) before you reach age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after you reach age
59 1/2), your tax for the year of modification will be increased by the penalty tax that

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

would have been imposed without the exception, plus interest for the deferral.

TAXES PAYABLE BY BENEFICIARIES

All the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract and the full value of the death benefit is included in the owner's estate.

   Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.


REPORTING AND WITHHOLDING ON DISTRIBUTIONS



Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with 3 exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.



   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country.



   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


ANNUITY QUALIFICATION


   DIVERSIFICATION AND INVESTOR CONTROL--In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.



   REQUIRED DISTRIBUTIONS UPON YOUR DEATH--Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die on or before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.


   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect an annuity payment option based on life expectancy or a period exceeding five years.


   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.


   CHANGES IN THE CONTRACT--We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all

        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.


- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.



- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.


CONTRACTS HELD BY TAX FAVORED PLANS


   The following discussion covers annuity contracts held under tax-favored retirement plans. Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a) and 408(b) of the Internal Revenue Code of 1986, as amended
(Code). At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:


   Simplified employee pension plans ("SEPs") under Section 408(k) of the Code; Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under Section 408(p) of the Code; and Tax-deferred annuities ("TDAs") under Section 403(b) of the Code. This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS OF WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.


TYPES OF TAX FAVORED PLANS


   IRAS If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and the contract. The "IRA Disclosure Statement" on page 41 contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater).



   Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA. For 2002 to 2004 the limit is $3,000; increasing in 2005 to 2007, to $4,000; and for 2008, $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 in years 2002 to 2005 and an additional $1,000 in 2006 and years thereafter. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


retirement plan into another Section 401(a) plan or TDA.


   Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual premium you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

- Death and annuity payments must meet "minimum distribution requirements" (described below).

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty" (described below);

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution (also generally described below).

   SEPS SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


- If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $40,000 (in 2002) or (b) 25% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2002, this limit is $200,000.


- SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and


- Some SEPs for small employers permit salary deferrals ($11,000 in 2002) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996. Individuals participating in Salary Reduction SEPs who are age 50 or above by the end of the year will be permitted to contribute an additional $1,000 in 2002, increasing in $1,000 increments per year until reaching $5,000 in 2006. Thereafter the amounts are indexed for inflation.


You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

   SIMPLE-IRAS SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:


- Participants in a SIMPLE-IRA may contribute up to $7,000 in 2002, as apposed to the usual IRA contribution limit, and employer contributions may also be provided as a match (up to 3% of your compensation); and



   Beginning in 2002, individuals age 50 or above by the end of the year will be permitted to contribute an additional $500 in 2002, increasing in $500 increments per year until reaching $2,500 in 2006. Thereafter the amount is indexed for inflation.



-  SIMPLE-IRAs are not subject to the SEP nondiscrimination rules.


   TDAS You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3))

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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT
CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


or a public educational organization. You may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $11,000 in 2002. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $1,000 in 2002, increasing in $1,000 increments per year until reaching $5,000 in 2006. Thereafter the amount is indexed for inflation. Beginning in 2002, TDA amounts may also be rolled over to a qualified retirement plan, a SEP and a 457 government plan. A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:


-  Your attainment of age 59 1/2;

-  Your severance of employment;

-  Your death;

-  Your total and permanent disability; or

- Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

   In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

   These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

   Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

   If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount, including a new method permitted under IRS rules released in January 2001. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% IRS penalty tax on the amount of any minimum distribution not made in a timely manner.


   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year. Please note that the Minimum Distribution option may need to be modified to satisfy recently announced changes in IRS rules.


PENALTY FOR EARLY WITHDRAWALS


   You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.


WITHHOLDING


Unless a distribution is an eligible rollover distribution that is "directly" rolled over into another qualified plan, IRA, Roth IRA (including the IRA variations described above), SEP, 457 government plan or TDA, we will withhold at the rate of 20%. This 20% withholding does not apply to distributions for IRAs. For all other distributions, unless you elect otherwise, we will

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and


-  For all other distributions, we will withhold at a 10% rate.


   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

   ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Strategic Partners Select Contract" starting on page 27.



   Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 37.


   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.


SPOUSAL CONSENT RULES FOR RETIREMENT PLANS -- QUALIFIED CONTRACTS



   If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.



   Defined Benefit Plans, Money Purchase Pension Plans, and ERISA 403(b) Annuities. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" ("QJSA"), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" ("QPSA"). If the plan pays death benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the death benefit, but only if your spouse consents to the

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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.



   Defined Contribution Plans (including 401(k) Plans). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire death benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.



   IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution is not required. Upon your death, any death benefit will be paid to your designated beneficiary.


ADDITIONAL INFORMATION


   For additional information about the requirements of federal tax law applicable to tax favored plans, see the "IRA Disclosure Statement" on page 41.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.



   Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a New Jersey stock life insurance company doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.


   Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. The most recent Audited Consolidated Statements of Financial Position and Management Discussion of Pruco Life Insurance Company and Subsidiaries are contained in the SAI. This information, together with all the more current reports filed with the SEC as required by sections 13 and 15 of the Securities Exchange Act of 1934, is legally a part of this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contractholders, the more current reports and any subsequently filed documents at no cost by calling us at the number listed on the cover.


THE SEPARATE ACCOUNT



We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the contracts. The Separate Account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the Statement of Additional Information.


SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC ("PIMS"), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is an indirect wholly-owned subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay the broker-dealer whose registered representatives sell the contract either:


-  a commission of up to 7.00% of your Purchase Payments; or


- a combination of a commission on Purchase Payments and a "trail" commission -- which is a commission determined as a percentage of your Contract Value that is paid periodically over the life of your contract.


   The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the contract will receive significantly less.


   From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and

        9:

OTHER INFORMATION continued

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your financial professional.

FINANCIAL STATEMENTS

The Separate Account funds several variable annuity contracts in addition to the contracts described in this prospectus. In the Statement of Additional Information, we include financial statements for the Separate Account that reflect the subaccounts corresponding to those other variable annuity contracts.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Litigation

-  Legal Opinions

-  Principal Underwriter

-  Determination of Accumulation Unit Values

-  Performance Information

-  Comparative Performance Information

-  Federal Tax Status

-  Directors and Officers

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contractholder that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 1-877-778-5008.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA


THE ADJUSTMENT INVOLVES THREE AMOUNTS



The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:



1) The number of whole months remaining in the existing interest rate period.



2) The guaranteed interest rate.



3) The interpolated value of the interest rates that Pruco Life of New Jersey declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining in the existing interest rate period.



STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)



   not to exceed +0.40 or be less than -0.40; where,

-----------------------------------------------------
M    =    the number of whole months (not to be less
          than one) remaining in the interest-rate
          period.
R    =    the Contract's guaranteed interest-rate
          expressed as a decimal. Thus 6.2% is
          converted to 0.062.
C    =    the interpolated value of the interest
          rates, expressed as a decimal, that Pruco
          Life of New Jersey declares for the number
          of whole years remaining and the duration 1
          year longer than the number of whole years
          remaining as of the date the request for a
          withdrawal or transfer is received or m/365
          x (n+1) year rate + (365-m)/365 x n year
          rate, where "n" equals years and "m" equals
          days remaining in year "n" of the existing
          interest rate period.
-----------------------------------------------------



The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.



STEP BY STEP



The steps below explain how a market-value adjustment is calculated.



STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.



STEP 2: Interpolate the interest rates Pruco Life declares on the date the request for withdrawal or transfer is received for the duration of years equal to the whole number of years determined in Step 1, plus the whole number of years plus 1 additional year.



STEP 3: Subtract this interpolated interest rate from the guaranteed interest rate. The result could be negative.



STEP 4: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.



STEP 5: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.



STEP 6: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.



   Depending upon when the withdrawal request is made, a withdrawal charge may apply.



   The following example will illustrate the application of a market-value adjustment and the determination of the withdrawal charge:



Suppose a contractowner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the contract owner does not provide any withdrawal instructions). On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the contract fund on that date is equal to $17,985.23.



   On February 1, 2000, the interest rates declared by Pruco Life of New Jersey for the duration's 4 and 5 years

MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


(4 whole years remaining until September 30, 2004, plus 1 year) are 10.8% and 11.4%, respectively.



The following computations would be made:



1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.



2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).



   DATE     PAYMENT   FREE
   -------------------------
   12/1/95  $10,000   $1,000
   12/1/96            $2,000
   10/1/97  $5,000    $2,500
   12/1/97            $4,000
   12/1/98            $5,500
   12/1/99            $7,000



   The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.



3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

    --------------------------------------------
     $8,500.00  requested withdrawal amount
    -$7,000.00  charge-free
    --------------------------------------------
     $1,500.00  additional amount needed to
                complete withdrawal



   The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

   -----------------------------------------------------------


     $1,500.00 / (1-.03) =
     $1,500.00 / 0.97 = $1,546.39 grossed-up amount



   Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

    --------------------------------------------
     $1,546.39  grossed-up amount
    X      .03  withdrawal charge rate
    --------------------------------------------
        $46.39  withdrawal charge



4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interpolated value for the interest rates that would be offered for interest cells with durations of whole years remaining and whole year plus 1 remaining in the existing interest rate period), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of approximately 14% of the amount in the interest cell that is subject to the adjustment.

    --------------------------------------------
          -0.13750 X $5,985.23 =
       -822.97  negative MVA
     $5,985.23  unadjusted value
    --------------------------------------------
     $5,162.26  adjusted value
    $12,000.00  equity value
    --------------------------------------------
    $17,162.26  adjusted contract fund



5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

    ------------------------------------------------
    Equity
    ($12,000/$17,162.26) X $8,546.39   =  $5,975.71
    ------------------------------------------------
    7-Yr MVA
    ($5,162.26/$17,162.26) X $8,546.39 =  $2,570.68
                                          ---------
                                          $8,546.39



6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.


FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the due date for filing your income tax return for that year, excluding extensions (generally April 15th). For a single taxpayer, the applicable dollar limitation is $34,000 in 2002, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $34,000 -- $44,000. For married couples filing jointly, the applicable dollar limitation is $54,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $54,000 -- $64,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $44,000 for individuals and $64,000 for married couples filing jointly. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.



   Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are limited to $11,000 in 2002 with a permitted catch-up contribution of $1,000 for individuals age 50 and above. Contribution limits and catch-up contribution limits are scheduled to increase through 2006 and are indexed for inflation thereafter. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.



   The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) the maximum amount allowed by law, including catch-up contributions if applicable, or (2) 100% of your earned compensation. Contributions in excess of these limits may be subject to penalty. See below.



   Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 25% of your salary or $40,000 in 2002. An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of: (1) the maximum amount allowed by law, including catch-up contributions if applicable, or (2) 100% of taxable alimony.

   If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.


   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See PREMATURE DISTRIBUTIONS page 43 for penalties imposed on withdrawal when the contribution exceeds the maximum amount allowed by law, including catch-up contributions if applicable.)


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to the maximum amount allowed by law, including catch-up contributions if applicable, may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) twice the maximum amount allowed by law, including catch-up contributions if applicable; or (iii) 100% of your combined gross income.

   Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)


   Beginning in 2002, the rollover options increase. Funds can be rolled over from an IRA or SEP to another IRA or SEP or to another qualified retirement plan or 457 government plan even if additional contributions have been made to the account.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9

DISTRIBUTIONS

(A) PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)

   You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(B) DISTRIBUTION AFTER AGE 59 1/2

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the period payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

(C) INADEQUATE DISTRIBUTIONS--50% TAX

Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is revised under the IRS proposed regulations for distributions beginning in 2002 and are optional for distributions in 2001. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(D) DEATH BENEFITS


If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum by December 31st of the fifth year after your (or your surviving spouse's) death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun and no designated beneficiary is identified by December 31 of the year following the year of death, the entire amount must be distributed based on the life expectancy of the owner using the owner's age prior to death. A distribution of the balance of your IRA upon your death will not be considered a

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS SELECT PROSPECTUS  SECTIONS 1-9


gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

 44
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PART III PROSPECTUSES
--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS

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

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The STRATEGIC PARTNERS SELECT(R) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $500 or more.


     This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Select prospectus, dated May 1, 2002. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19101, or by telephoning (888) PRU-2888.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
COMPANY.....................................................    2
EXPERTS.....................................................    2
LITIGATION..................................................    2
LEGAL OPINIONS..............................................    3
PRINCIPAL UNDERWRITER.......................................    3
DETERMINATION OF ACCUMULATION UNIT VALUES...................    3
PERFORMANCE INFORMATION.....................................    4
COMPARATIVE PERFORMANCE INFORMATION.........................    8
FEDERAL TAX STATUS..........................................    8
DIRECTORS AND OFFICERS......................................    9
FINANCIAL STATEMENTS........................................   10
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A-1
COMPANY FINANCIAL INFORMATION...............................  B-1
FURTHER INFORMATION ABOUT PRUCO LIFE OF NEW JERSEY..........  C-1


 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY          PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                             P.O. BOX 7960,
        NEWARK, NEW JERSEY 07102-2992                     PHILADELPHIA, PA 19101
                                                         TELEPHONE: (888) PRU-2888

---------------
* STRATEGIC PARTNERS SELECT ANNUITY is a service mark of Prudential.
ORD01009NYB

                                    COMPANY

     Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.


     Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a New Jersey stock life insurance company doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.


                                    EXPERTS


     The financial statements of Pruco Life of New Jersey as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of the Strategic Partners Subaccounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2001 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                                   LITIGATION


     We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.



     Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life of New Jersey and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, including Pruco Life of New Jersey, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.



     As of December 31, 2001 Prudential and/or Pruco Life of New Jersey remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and Pruco Life of New Jersey believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or Pruco Life of New Jersey. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.



     Prudential has indemnified Pruco Life of New Jersey for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

     Pruco Life of New Jersey's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life of New Jersey's financial position.


                                 LEGAL OPINIONS

     Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                             PRINCIPAL UNDERWRITER


     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


     Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.52% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

                            PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

     The Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                P(1 + T)n = ERV

     Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

     In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.


     The tables below provide performance information for specified periods ending December 31, 2001 for each Subaccount that invests in a Fund that had a performance history as of December 31, 2001. The Account commenced operations on May 7, 2001. For the periods prior to the date the Subaccounts for the contract commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the current level of Contract charges (this is referred to as "hypothetical performance data"). Standard and non-standard average annual return calculations include all of the fees under the Contract (i.e., the mortality and expense risk charge and the administrative fee). This information does not indicate or represent future performance.


    The following three tables assume a daily insurance and administrative charge equal to 1.52% on an annual basis.

    Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 2001 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.


                                    TABLE 1
                    NON STANDARD AVERAGE ANNUAL TOTAL RETURN


                                                                            FIVE         TEN        FROM DATE
                                                             ONE YEAR      YEARS        YEARS      ESTABLISHED
                    FUND                         DATE         ENDED        ENDED        ENDED        THROUGH
                 PORTFOLIO                    ESTABLISHED   12/31/2001   12/31/2001   12/31/2001   12/31/2001
                 ---------                    -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                               05/95       -24.35%        9.88%         N/A         12.94%
Prudential Equity Portfolio                      06/83       -17.39%        5.27%       10.36%        11.17%
Prudential Global Portfolio                      09/88       -23.73%        4.33%        7.71%         7.12%
Prudential Stock Index Portfolio                 09/87       -18.25%        8.65%       10.88%        14.12%
Prudential Value Portfolio                       02/88        -8.42%        9.34%       11.40%        11.79%
SP Aggressive Growth Asset Allocation
  Portfolio                                      09/00       -24.89%         N/A          N/A        -20.23%
SP AIM Aggressive Growth Portfolio               09/00       -30.55%         N/A          N/A        -29.95%
SP AIM Core Equity Portfolio                     09/00       -28.72%         N/A          N/A        -29.92%
SP Alliance Large Cap Growth Portfolio           09/00       -20.63%         N/A          N/A        -23.00%
SP Alliance Technology Portfolio                 09/00       -31.07%         N/A          N/A        -36.60%
SP Balanced Asset Allocation Portfolio           09/00       -13.25%         N/A          N/A         -7.31%
SP Conservative Asset Allocation Portfolio       09/00        -6.63%         N/A          N/A         -1.12%
SP Davis Value Portfolio                         09/00       -16.69%         N/A          N/A         -8.57%
SP Deutsche International Equity Portfolio       09/00       -28.11%         N/A          N/A        -22.42%
SP Growth Asset Allocation Portfolio             09/00       -19.21%         N/A          N/A        -14.06%
SP INVESCO Small Company Growth Portfolio        09/00       -23.30%         N/A          N/A        -26.14%
SP Jennison International Growth Portfolio       09/00       -42.45%         N/A          N/A        -39.48%
SP Large Cap Value Portfolio                     09/00       -14.89%         N/A          N/A         -4.87%
SP MFS Capital Opportunities Portfolio           09/00       -29.31%         N/A          N/A        -25.41%
SP MFS Mid-Cap Growth Portfolio                  09/00       -26.98%         N/A          N/A        -19.62%
SP PIMCO High Yield Portfolio                    09/00        -2.49%         N/A          N/A          3.02%
SP PIMCO Total Return Portfolio                  09/00         2.12%         N/A          N/A          9.30%
SP Prudential U.S. Emerging Growth Portfolio     09/00       -23.89%         N/A          N/A        -26.51%
SP Small/Mid Cap Value Portfolio                 09/00        -3.32%         N/A          N/A          9.69%
SP Strategic Partners Focused Growth
  Portfolio                                      09/00       -21.47%         N/A          N/A        -27.87%
Janus Aspen Series--Growth Portfolio Service
  Shares                                         11/95       -30.90%        7.07%         N/A          9.02%

    Table 2 shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges.

                                    TABLE 2
                    NON STANDARD AVERAGE ANNUAL TOTAL RETURN
                             ASSUMING NO WITHDRAWAL


                                                                            FIVE         TEN        FROM DATE
                                                             ONE YEAR      YEARS        YEARS      ESTABLISHED
                    FUND                         DATE         ENDED        ENDED        ENDED        THROUGH
                 PORTFOLIO                    ESTABLISHED   12/31/2001   12/31/2001   12/31/2001   12/31/2001
                 ---------                    -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                               05/95       -19.55%        9.99%         N/A         12.94%
Prudential Equity Portfolio                      06/83       -12.59%        5.40%       10.36%        11.17%
Prudential Global Portfolio                      09/88       -18.93%        4.47%        7.71%         7.12%
Prudential Stock Index Portfolio                 09/87       -13.45%        8.76%       10.88%        14.12%
Prudential Value Portfolio                       02/88        -3.62%        9.45%       11.40%        11.79%
SP Aggressive Growth Asset Allocation
  Portfolio                                      09/00       -20.09%         N/A          N/A        -20.23%
SP AIM Aggressive Growth Portfolio               09/00       -25.75%         N/A          N/A        -29.95%
SP AIM Core Equity Portfolio                     09/00       -23.92%         N/A          N/A        -29.92%
SP Alliance Large Cap Growth Portfolio           09/00       -15.83%         N/A          N/A        -23.00%
SP Alliance Technology Portfolio                 09/00       -26.27%         N/A          N/A        -36.60%
SP Balanced Asset Allocation Portfolio           09/00        -8.45%         N/A          N/A         -7.31%
SP Conservative Asset Allocation Portfolio       09/00        -1.83%         N/A          N/A         -1.12%
SP Davis Value Portfolio                         09/00       -11.89%         N/A          N/A         -8.57%
SP Deutsche International Equity Portfolio       09/00       -23.31%         N/A          N/A        -22.42%
SP Growth Asset Allocation Portfolio             09/00       -14.41%         N/A          N/A        -14.06%
SP INVESCO Small Company Growth Portfolio        09/00       -18.50%         N/A          N/A        -26.14%
SP Jennison International Growth Portfolio       09/00       -37.65%         N/A          N/A        -39.48%
SP Large Cap Value Portfolio                     09/00       -10.09%         N/A          N/A         -4.87%
SP MFS Capital Opportunities Portfolio           09/00       -24.51%         N/A          N/A        -25.41%
SP MFS Mid-Cap Growth Portfolio                  09/00       -22.18%         N/A          N/A        -19.62%
SP PIMCO High Yield Portfolio                    09/00         2.31%         N/A          N/A          3.02%
SP PIMCO Total Return Portfolio                  09/00         6.92%         N/A          N/A          9.30%
SP Prudential U.S. Emerging Growth Portfolio     09/00       -19.09%         N/A          N/A        -26.51%
SP Small/Mid Cap Value Portfolio                 09/00         1.48%         N/A          N/A          9.69%
SP Strategic Partners Focused Growth
  Portfolio                                      09/00       -16.67%         N/A          N/A        -27.87%
Janus Aspen Series--Growth Portfolio Service
  Shares                                         11/95       -26.10%        7.19%         N/A          9.02%

    Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                            FIVE         TEN        FROM DATE
                                                             ONE YEAR      YEARS        YEARS      ESTABLISHED
                    FUND                         DATE         ENDED        ENDED        ENDED        THROUGH
                 PORTFOLIO                    ESTABLISHED   12/31/2001   12/31/2001   12/31/2001   12/31/2001
                 ---------                    -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                               05/95       -19.55%       60.95%         N/A        125.19%
Prudential Equity Portfolio                      06/83       -12.59%       30.05%      168.07%       613.98%
Prudential Global Portfolio                      09/88       -18.93%       24.44%      110.07%       149.47%
Prudential Stock Index Portfolio                 09/87       -13.45%       52.20%      180.85%       552.74%
Prudential Value Portfolio                       02/82        -3.62%       57.07%      194.37%       368.74%
SP Aggressive Growth Asset Allocation
  Portfolio                                      09/00       -20.09%         N/A          N/A        -25.01%
SP AIM Aggressive Growth Portfolio               09/00       -25.75%         N/A          N/A        -36.44%
SP AIM Core Equity Portfolio                     09/00       -23.92%         N/A          N/A        -36.40%
SP Alliance Large Cap Growth Portfolio           09/00       -15.83%         N/A          N/A        -28.30%
SP Alliance Technology Portfolio                 09/00       -26.27%         N/A          N/A        -44.01%
SP Balanced Asset Allocation Portfolio           09/00        -8.45%         N/A          N/A         -9.21%
SP Conservative Asset Allocation Portfolio       09/00        -1.83%         N/A          N/A         -1.43%
SP Davis Value Portfolio                         09/00       -11.89%         N/A          N/A        -10.78%
SP Deutsche International Equity Portfolio       09/00       -23.31%         N/A          N/A        -27.61%
SP Growth Asset Allocation Portfolio             09/00       -14.41%         N/A          N/A        -17.55%
SP INVESCO Small Company Growth Portfolio        09/00       -18.50%         N/A          N/A        -32.01%
SP Jennison International Growth Portfolio       09/00       -37.65%         N/A          N/A        -47.24%
SP Large Cap Value Portfolio                     09/00       -10.09%         N/A          N/A         -6.16%
SP MFS Capital Opportunities Portfolio           09/00       -24.51%         N/A          N/A        -31.15%
SP MFS Mid-Cap Growth Portfolio                  09/00       -22.18%         N/A          N/A        -24.27%
SP PIMCO High Yield Portfolio                    09/00         2.31%         N/A          N/A          3.86%
SP PIMCO Total Return Portfolio                  09/00         6.92%         N/A          N/A         11.99%
SP Prudential U.S. Emerging Growth Portfolio     09/00       -19.09%         N/A          N/A        -32.43%
SP Small/Mid Cap Value Portfolio                 09/00         1.48%         N/A          N/A         12.50%
SP Strategic Partners Focused Growth
  Portfolio                                      09/00       -16.67%         N/A          N/A        -34.02%
Janus Aspen Series--Growth Portfolio Service
  Shares                                         11/95       -26.10%       41.52%         N/A         69.42%


MONEY MARKET SUBACCOUNT YIELD

     The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the STRATEGIC PARTNERS SELECT Annuity and the Series Fund have been reflected.


     The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 2001 were 0.38% and 0.38%, respectively.


     The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

     The deduction referred to above consists of the 1.37% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

     The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield =([base period return + 1] 365/7)-1.

     The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                      COMPARATIVE PERFORMANCE INFORMATION


     Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Russell 3000 Growth Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, The New York Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

     1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life of New Jersey believes the underlying variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.


     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.



     5.  GENERATION-SKIPPING TRANSFERS.


     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.


                             DIRECTORS AND OFFICERS



     The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.



                     DIRECTORS OF PRUCO LIFE OF NEW JERSEY



     JAMES J. AVERY, JR., Vice Chairman and Director -- President, Prudential Individual Life Insurance since 1998; prior to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.



     VIVIAN L. BANTA, President, Chairman, and Director -- Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999: Consultant, Individual Financial Services; prior to 1998: Consultant, Morgan Stanley.



     RICHARD J. CARBONE, Director -- Senior Vice President and Chief Financial Officer since 1997.



     HELEN M. GALT, Director -- Company Actuary, Prudential since 1993.



     JEAN D. HAMILTON, Director -- Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.



     RONALD P. JOELSON, Director -- Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; prior to 1999: President, Guaranteed Products, Prudential Institutional.



     DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.



                         OFFICERS WHO ARE NOT DIRECTORS



     SHAUN M. BYRNES, Senior Vice President -- Senior Vice President, Director of Mutual Funds, Annuities and UITs, Prudential Investments since 2001; 2000 to 2001: Senior Vice President, Director of Research, Prudential Investments; 1999 to 2000: Senior Vice President, Director of Mutual Funds, Prudential Investments; prior to 1999: Vice President, Mutual Funds, Prudential Investments.



     C. EDWARD CHAPLIN, Treasurer -- Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.



     THOMAS F. HIGGINS, Senior Vice President -- Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999:
Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.



     CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995.

     ANDREW J. MAKO, Executive Vice President -- Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.



     ESTHER H. MILNES, Senior Vice President -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.



     JAMES M. O'CONNOR, Senior Vice President and Actuary -- Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.



     SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996.



     WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer -- Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; prior to 1999: Vice President, Accounting, Enterprise Financial Management.



     The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.



     PLNJ directors and officers are elected annually.


                              FINANCIAL STATEMENTS


     The following financial statements describe the financial condition of Pruco Life of New Jersey as well as the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The Pruco Life of New Jersey Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners Select contracts, as well as subaccounts supporting other variable annuities issued by Pruco Life of New Jersey.

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001


                                                                                        SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                            Prudential
                                                              Money        Prudential    Prudential     Prudential    Prudential
                                                             Market          Equity        Value       Stock Index     Global
                                                            Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                           ------------   ------------  ------------   ------------  ------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] ................    $ 41,173,192   $ 52,497,543  $ 44,923,781   $ 64,574,573  $ 10,994,745
                                                           ------------   ------------  ------------   ------------  ------------
  Net Assets ..........................................    $ 41,173,192   $ 52,497,543  $ 44,923,781   $ 64,574,573  $ 10,994,745
                                                           ============   ============  ============   ============  ============

NET ASSETS, representing:
  Accumulation units [Note 8] .........................    $ 41,173,192   $ 52,497,543  $ 44,923,781   $ 64,574,573  $ 10,994,745
                                                           ------------   ------------  ------------   ------------  ------------
                                                           $ 41,173,192   $ 52,497,543  $ 44,923,781   $ 64,574,573  $ 10,994,745
                                                           ============   ============  ============   ============  ============

  Units Outstanding ...................................      33,082,859     33,167,813    23,034,538     37,409,163     7,450,393
                                                           ============   ============  ============   ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20


                                       A1

                                                       SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------------
                                                           Prudential
                Prudential                                 SP INVESCO                                 Janus Aspen
                SP Alliance   Prudential     Prudential      Small        Prudential     Prudential     Growth      Prudential
 Prudential      Large Cap     SP Davis     SP Small/Mid    Company        SP PIMCO       SP PIMCO     Portfolio     SP Large
  Jennison        Growth        Value        Cap Value       Growth      Total Return    High Yield     Service      Cap Value
 Portfolio      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio       Shares      Portfolio
------------    ----------    ----------    -----------    ---------     ------------    -----------    --------     ---------



$ 73,287,508    $  109,946    $  573,628    $   581,011    $  92,494     $  2,610,677    $   192,365    $ 68,255     $660,437
------------    ----------    ----------    -----------    ---------     ------------    -----------    --------     --------
$ 73,287,508    $  109,946    $  573,628    $   581,011    $  92,494     $  2,610,677    $   192,365    $ 68,255     $660,437
============    ==========    ==========    ===========    =========     ============    ===========    ========     ========



$ 73,287,508    $  109,946    $  573,628    $   581,011    $  92,494     $  2,610,677    $   192,365    $ 68,255     $660,437
------------    ----------    ----------    -----------    ---------     ------------    -----------    --------     --------
$ 73,287,508    $  109,946    $  573,628    $   581,011    $  92,494     $  2,610,677    $   192,365    $ 68,255     $660,437
============    ==========    ==========    ===========    =========     ============    ===========    ========     ========

  40,243,542       153,120       642,171        536,631      127,211        2,435,235        185,093     111,149      708,732
============    ==========    ==========    ===========    =========     ============    ===========    ========     ========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                                                 A2

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001

                                                                                           SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                                            Prudential                      SP
                                                             Prudential                   SP Strategic                   Prudential
                                                              SP AIM       Prudential SP    Partners       Prudential       U.S.
                                                             Growth and     MFS Capital      Focused       SP MFS Mid-    Emerging
                                                              Income       Opportunities     Growth        Cap Growth      Growth
                                                             Portfolio       Portfolio      Portfolio       Portfolio     Portfolio
                                                             ----------     -----------     ----------     -----------   ----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] ..................    $   35,123     $    58,451     $  168,949     $   208,933   $  211,185
                                                             ----------     -----------     ----------     -----------   ----------
  Net Assets ............................................    $   35,123     $    58,451     $  168,949     $   208,933   $  211,185
                                                             ==========     ===========     ==========     ===========   ==========

NET ASSETS, representing:
  Accumulation units [Note 8] ...........................    $   35,123     $    58,451     $  168,949     $   208,933   $  211,185
                                                             ----------     -----------     ----------     -----------   ----------
                                                             $   35,123     $    58,451     $  168,949     $   208,933   $  211,185
                                                             ==========     ===========     ==========     ===========   ==========


  Units Outstanding .....................................        54,977          77,931        247,664         265,702      294,380
                                                             ==========     ===========     ==========     ===========   ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A3

                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                                         Prudential
                              Prudential                                     SP
 Prudential                       SP         Prudential     Prudential   Aggressive    Prudential     Prudential
  SP AIM        Prudential   Conservative    SP Balanced    SP Growth      Growth      SP Jennison    SP Deutsche
 Aggressive     SP Alliance      Asset          Asset         Asset         Asset     International  International
  Growth        Technology    Allocation      Allocation    Allocation    Allocation     Growth         Equity
 Portfolio      Portfolio     Portfolio       Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
-----------    -----------    ----------     -----------    ----------    ---------   -------------  -------------
$    32,362    $   256,596    $  687,770     $   223,875    $  611,987    $  24,756     $  121,070     $  122,481
-----------    -----------    ----------     -----------    ----------    ---------     ----------     ----------
$    32,362    $   256,596    $  687,770     $   223,875    $  611,987    $  24,756     $  121,070     $  122,481
===========    ===========    ==========     ===========    ==========    =========     ==========     ==========



$    32,362    $   256,596    $  687,770     $   223,875    $  611,987    $  24,756     $  121,070     $  122,481
-----------    -----------    ----------     -----------    ----------    ---------     ----------     ----------
$    32,362    $   256,596    $  687,770     $   223,875    $  611,987    $  24,756     $  121,070     $  122,481
===========    ===========    ==========     ===========    ==========    =========     ==========     ==========


     50,855        328,849       697,290         239,680       690,300       28,420        221,449        168,981
===========    ===========    ==========     ===========    ==========    =========     ==========     ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A4

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2001


                                                                                         SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                            Prudential
                                                               Money       Prudential    Prudential    Prudential       Prudential
                                                               Market       Equity          Value      Stock Index       Global
                                                             Portfolio     Portfolio      Portfolio     Portfolio       Portfolio
                                                            -----------   -----------    -----------   ------------    -----------
INVESTMENT INCOME
  Dividend income ........................................  $ 1,347,688   $   473,404    $   732,104   $    697,601    $    42,940
                                                            -----------   -----------    -----------   ------------    -----------

EXPENSES
  Charges to contract owners for assuming mortality risk
    and expense risk and for administration [Note 4A] ....      481,368       805,617        652,521        980,738        176,737
                                                            -----------   -----------    -----------   ------------    -----------
NET INVESTMENT INCOME (LOSS) .............................      866,320      (332,213)        79,583       (283,137)      (133,797)
                                                            -----------   -----------    -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Capital gains distributions received ...................            0     3,087,334      4,294,747      3,824,771      2,875,155
  Realized gain (loss) on shares redeemed ................            0    (3,090,964)      (827,552)      (741,225)    (1,019,388)
  Net change in unrealized gain (loss) on investments ....            0    (7,837,853)    (5,382,321)   (13,667,402)    (4,606,222)
                                                            -----------   -----------    -----------   ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS ...........................            0    (7,841,483)    (1,915,126)   (10,583,856)    (2,750,455)
                                                            -----------   -----------    -----------   ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............................  $   866,320   $(8,173,696)   $(1,835,543)  $(10,866,993)   $(2,884,252)
                                                            ===========   ===========    ===========   ============    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A5

                                                   SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Prudential
                  Prudential                                   SP INVESCO                                 Janus Aspen
                  SP Alliance   Prudential      Prudential       Small        Prudential     Prudential      Growth      Prudential
   Prudential      Large Cap     SP Davis      SP Small/Mid     Company        SP PIMCO       SP PIMCO      Portfolio     SP Large
    Jennison       Growth        Value           Cap Value       Growth      Total Return    High Yield      Service      Cap Value
   Portfolio      Portfolio     Portfolio        Portfolio      Portfolio      Portfolio      Portfolio      Shares       Portfolio
-------------      -------      --------         --------        -------       --------        -------       -----       --------
$     135,146      $     0      $    577         $  1,581        $     0       $ 23,453        $ 2,188       $   0       $  1,665
-------------      -------      --------         --------        -------       --------        -------       -----       --------

    1,124,993          130           807            1,545            158          6,988            176         109          1,226
-------------      -------      --------         --------        -------       --------        -------       -----       --------
     (989,847)        (130)         (230)              36           (158)        16,465          2,012        (109)           439
-------------      -------      --------         --------        -------       --------        -------       -----       --------



      808,175            0             0                0              0         45,688              0           0              0
   (3,912,345)         112           (16)            (470)            88         (1,247)            21           5            (28)
  (15,128,819)       1,151        14,135           21,603          5,388        (75,838)        (2,024)        540         15,110
-------------      -------      --------         --------        -------       --------        -------       -----       --------

  (18,232,989)       1,263        14,119           21,133          5,476        (31,397)        (2,003)        545         15,082
-------------      -------      --------         --------        -------       --------        -------       -----       --------


$ (19,222,836)     $ 1,133      $ 13,889         $ 21,169        $ 5,318       $(14,932)       $     9       $ 436       $ 15,521
=============      =======      ========         ========        =======       ========        =======       =====       ========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A6

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2001


                                                                                            SUBACCOUNTS
                                                                -------------------------------------------------------------------
                                                                                             Prudential                       SP
                                                                Prudential                  SP Strategic                 Prudential
                                                                  SP AIM     Prudential SP    Partners     Prudential       U.S.
                                                                Growth and    MFS Capital     Focused      SP MFS Mid-    Emerging
                                                                  Income     Opportunities    Growth       Cap Growth      Growth
                                                                 Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                                ----------   -------------  -------------  -----------   ----------
INVESTMENT INCOME
  Dividend income .............................................   $     0       $     62     $        0     $      0      $      0
                                                                  -------       --------     ----------     --------      --------

EXPENSES
  Charges to contract owners for assuming mortality risk and
    expense risk and for administration [Note 4A] .............        63            265            267          296           371
                                                                  -------       --------     ----------     --------      --------
NET INVESTMENT INCOME (LOSS) ..................................       (63)          (203)          (267)        (296)         (371)
                                                                  -------       --------     ----------     --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Capital gains distributions received ........................         0              0              0            0             0
  Realized gain (loss) on shares redeemed .....................         2             24              3        2,692            20
  Net change in unrealized gain (loss) on investments .........       828         (1,169)         2,584        7,366         5,716
                                                                  -------       --------     ----------     --------      --------

NET GAIN (LOSS) ON INVESTMENTS ................................       830         (1,145)         2,587       10,058         5,736
                                                                  -------       --------     ----------     --------      --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................   $   767       $ (1,348)    $    2,320     $  9,762      $  5,365
                                                                  =======       ========     ==========     ========      ========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A7

                                       SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                                       Prudential
                            Prudential                                    SP
Prudential                     SP          Prudential    Prudential    Aggressive     Prudential       Prudential
  SP AIM     Prudential    Conservative   SP Balanced    SP Growth      Growth        SP Jennison      SP Deutsche
Aggressive   SP Alliance      Asset          Asset         Asset         Asset       International    International
  Growth     Technology     Allocation    Allocation     Allocation    Allocation        Growth          Equity
Portfolio    Portfolio      Portfolio     Portfolio      Portfolio     Portfolio       Portfolio        Portfolio
---------    -----------   -----------    -----------    ----------    ----------    -------------    -------------
 $      0     $       0      $   7,618     $   2,523      $  3,572      $     50       $       0       $         0
 --------     ---------      ---------     ---------      --------      --------       ---------       -----------



       41           411            981           659         2,290           132             157               174
 --------     ---------      ---------     ---------      --------      --------       ---------       -----------
      (41)         (411)         6,637         1,864         1,282           (82)           (157)             (174)
 --------     ---------      ---------     ---------      --------      --------       ---------       -----------



        0             0            516           403             0             0               0                 0
      (38)           98             63           291          (118)           (7)             40                73
      137         6,174         (4,209)         (747)       (6,465)         (345)            541             2,620
 --------     ---------      ---------     ---------      --------      --------       ---------       -----------

       99         6,272         (3,630)          (53)       (6,583)         (352)            581             2,693
 --------     ---------      ---------     ---------      --------      --------       ---------       -----------


 $     58     $   5,861      $   3,007     $   1,811      $ (5,301)     $   (434)      $     424       $     2,519
 ========     =========      =========     =========      ========      ========       =========       ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A8

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000


                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                                 Prudential Money Market        Prudential Equity            Prudential Value
                                                        Portfolio                   Portfolio                   Portfolio
                                               ---------------------------  ---------------------------  --------------------------
                                                01/01/2001     01/01/2000    01/01/2001     01/01/2000    01/01/2001    01/01/2000
                                                   to             to            to             to            to            to
                                                12/31/2001     12/31/2000    12/31/2001     12/31/2000    12/31/2001    12/31/2000
                                               ------------   ------------  ------------   ------------  ------------  ------------
OPERATIONS
  Net Investment income (loss) ..............  $    866,320   $  1,241,083  $   (332,213)  $    323,413  $     79,583  $    400,444
  Capital gains distributions received ......             0              0     3,087,334     10,713,352     4,294,747     3,487,192
  Realized gain (loss) on shares redeemed ...             0              0    (3,090,964)    (1,212,494)     (827,552)   (1,180,610)
  Net change in unrealized gain (loss) on
    investments .............................             0              0    (7,837,853)    (8,713,857)   (5,382,321)    3,351,796
                                               ------------   ------------  ------------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................       866,320      1,241,083    (8,173,696)     1,110,414    (1,835,543)    6,058,822
                                               ------------   ------------  ------------   ------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ...............    10,748,828     13,386,004     2,376,948      7,038,001     1,990,869     3,405,054
  Surrenders, Withdrawals, and Death
    Benefits ................................   (13,003,539)    (3,578,567)   (4,622,440)    (4,792,644)   (3,919,769)   (3,547,240)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option ........     9,304,131     (6,528,313)   (2,991,406)    (5,982,336)   (1,313,988)   (4,513,524)
  Withdrawal Charge .........................        (9,244)        (6,091)      (27,829)       (23,140)      (21,200)      (16,334)
                                               ------------   ------------  ------------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ........................     7,040,176      3,273,033    (5,264,727)    (3,760,119)   (3,264,088)   (4,672,044)
                                               ------------   ------------  ------------   ------------  ------------  ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     7,906,496      4,514,116   (13,438,423)    (2,649,705)   (5,099,631)    1,386,778

NET ASSETS
  Beginning of period .......................    33,266,696     28,752,580    65,935,966     68,585,671    50,023,412    48,636,634
                                               ------------   ------------  ------------   ------------  ------------  ------------
  End of period .............................  $ 41,173,192   $ 33,266,696  $ 52,497,543   $ 65,935,966  $ 44,923,781  $ 50,023,412
                                               ============   ============  ============   ============  ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A9

                                                    SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------------
                                                                                     Prudential                 Prudential
                                                                                    SP Alliance   Prudential     SP Small/
                                                                                     Large Cap     SP Davis       Mid Cap
  Prudential Stock Index         Prudential Global           Prudential Jennison      Growth         Value         Value
         Portfolio                   Portfolio                   Portfolio           Portfolio     Portfolio     Portfolio
--------------------------  --------------------------  --------------------------  ------------   ---------     ----------
 01/01/2001    01/01/2000    01/01/2001    01/01/2000    01/01/2001    01/01/2000    09/24/2001    09/24/2001    09/24/2001
    to            to            to            to            to            to            to            to             to
 12/31/2001    12/31/2000    12/31/2001    12/31/2000    12/31/2001    12/31/2000    12/31/2001    12/31/2001    12/31/2001
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------
$   (283,137) $   (464,401) $   (133,797) $   (106,457) $   (989,847) $ (1,542,622) $       (130)  $    (230)    $       36
   3,824,771     2,863,157     2,875,155     1,021,921       808,175    14,153,502             0           0              0
    (741,225)      976,715    (1,019,388)      260,168    (3,912,345)    2,324,009           112         (16)          (470)

 (13,667,402)  (12,703,576)   (4,606,222)   (4,471,520)  (15,128,819)  (38,063,650)        1,151      14,135         21,603
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------



 (10,866,993)   (9,328,105)   (2,884,252)   (3,295,888)  (19,222,836)  (23,128,761)        1,133      13,889         21,169
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------


   2,586,011    11,253,421     1,088,941     4,819,534     3,368,126    21,585,291       102,679     552,714        378,303

  (5,422,958)   (4,925,619)     (760,538)     (937,384)   (6,515,543)  (12,389,690)            0      (1,734)        (2,098)

  (3,453,921)   (2,149,068)   (1,053,784)      123,970    (3,309,250)    7,270,796         6,134       8,759        183,678
     (30,662)      (26,583)       (5,461)       (4,231)      (43,072)      (36,928)            0           0            (41)
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------



  (6,321,530)    4,152,151      (730,842)    4,001,889    (6,499,739)   16,429,469       108,813     559,739        559,842
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------


 (17,188,523)   (5,175,954)   (3,615,094)      706,001   (25,722,575)   (6,699,292)      109,946     573,628        581,011


  81,763,096    86,939,050    14,609,839    13,903,838    99,010,083   105,709,375             0           0              0
------------  ------------  ------------  ------------  ------------  ------------  ------------   ---------     ----------
$ 64,574,573  $ 81,763,096  $ 10,994,745  $ 14,609,839  $ 73,287,508  $ 99,010,083  $    109,946   $ 573,628     $  581,011
============  ============  ============  ============  ============  ============  ============   =========     ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A10

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000


                                                                              SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
                                             Prudential
                                             SP INVESCO                                 Janus Aspen                    Prudential
                                               Small       Prudential      Prudential     Growth        Prudential      SP AIM
                                              Company       SP PIMCO        SP PIMCO     Portfolio-      SP Large      Growth And
                                              Growth      Total Return     High Yield      Service      Cap Value        Income
                                             Portfolio      Portfolio      Portfolio       Shares        Portfolio      Portfolio
                                             ----------    -----------     ----------     ----------     ----------     ----------
                                             09/24/2001     09/24/2001     09/24/2001     09/24/2001     09/24/2001     09/24/2001
                                                to             to             to             to             to             to
                                             12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001
                                             ----------    -----------     ----------     ----------     ----------     ----------
OPERATIONS
  Net Investment income (loss) ..........    $     (158)   $    16,465     $    2,012     $     (109)    $      438     $      (63)
  Capital gains distributions received ..             0         45,688              0              0              0              0
  Realized gain (loss) on shares redeemed            88         (1,247)            21              5            (28)             2
  Net change in unrealized gain (loss) on
    investments .........................         5,388        (75,838)        (2,024)           540         15,111            828
                                             ----------    -----------     ----------     ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ............................         5,318        (14,932)             9            436         15,521            767
                                             ----------    -----------     ----------     ----------     ----------     ----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ...........        70,228      1,079,454        185,097         67,834        338,722         34,356
  Surrenders, Withdrawals, and Death
    Benefits ............................           (16)      (121,773)             0            (15)        (3,006)             0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option ....        16,964      1,668,001          7,259              0        309,218              0
  Withdrawal Charge .....................             0            (73)             0              0            (18)             0
                                             ----------    -----------     ----------     ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ....................        87,176      2,625,609        192,356         67,819        644,916         34,356
                                             ----------    -----------     ----------     ----------     ----------     ----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ................................        92,494      2,610,677        192,365         68,255        660,437         35,123

NET ASSETS
  Beginning of period ...................             0              0              0              0              0              0
                                             ----------    -----------     ----------     ----------     ----------     ----------
  End of period .........................    $   92,494    $ 2,610,677     $  192,365     $   68,255     $  660,437     $   35,123
                                             ==========    ===========     ==========     ==========     ==========     ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A11

                                                            SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------
                   Prudential                     SP                                     Prudential
                  SP Strategic                Prudential    Prudential                      SP          Prudential    Prudential
 Prudential SP      Partners     Prudential      U.S.         SP AIM       Prudential   Conservative   SP Balanced    SP Growth
  MFS Capital       Focused      SP MFS Mid-   Emerging     Aggressive    SP Alliance      Asset          Asset         Asset
 Opportunities       Growth      Cap Growth     Growth        Growth       Technology    Allocation     Allocation    Allocation
   Portfolio       Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
 -------------    ------------   -----------  -----------   -----------   -----------   ------------   -----------    ----------
   09/24/2001      09/24/2001    09/24/2001    09/24/2001    09/24/2001    09/24/2001    09/24/2001     09/24/2001    09/24/2001
      to              to            to            to            to            to            to             to            to
   12/31/2001      12/31/2001    12/31/2001    12/31/2001    12/31/2001    12/31/2001    12/31/2001     12/31/2001    12/31/2001
   ----------      ----------    ----------    ----------    ----------    ----------    ----------     ----------    ----------
   $    (203)      $    (267)    $    (296)    $    (371)    $      (41)   $    (411)    $    6,637     $    1,864    $    1,282
           0               0             0             0              0            0            516            403             0
          24               3         2,692            20            (38)          98             63            291          (118)

      (1,169)          2,584         7,366         5,716            137        6,174         (4,209)          (747)       (6,465)
   ---------       ---------     ---------     ---------     ----------    ---------     ----------     ----------    ----------



      (1,348)          2,320         9,762         5,365             58        5,861          3,007          1,811        (5,301)
   ---------       ---------     ---------     ---------     ----------    ---------     ----------     ----------    ----------


      25,066         144,820        99,617       156,210         32,304       29,101        615,079         82,897       160,247

           0          (1,362)         (263)         (213)             0       (2,350)        (1,250)          (251)         (249)

      34,733          23,174        99,875        49,826              0      223,984         70,934        139,448       457,350
           0              (3)          (58)           (3)             0            0              0            (30)          (60)
   ---------       ---------     ---------     ---------     ----------    ---------     ----------     ----------    ----------



      59,799         166,629       199,171       205,820         32,304      250,735        684,763        222,064       617,288
   ---------       ---------     ---------     ---------     ----------    ---------     ----------     ----------    ----------


      58,451         168,949       208,933       211,185         32,362      256,596        687,770        223,875       611,987


           0               0             0             0              0            0              0              0             0
   ---------       ---------     ---------     ---------     ----------    ---------     ----------     ----------    ----------
   $  58,451       $ 168,949     $ 208,933     $ 211,185     $   32,362    $ 256,596     $  687,770     $  223,875    $  611,987
   =========       =========     =========     =========     ==========    =========     ==========     ==========    ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A12

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                            PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                              SUBACCOUNTS
                                                ------------------------------------------
                                                Prudential
                                                    SP
                                                Aggressive    Prudential      Prudential
                                                  Growth      SP Jennison     SP Deutsche
                                                  Asset      International   International
                                                Allocation       Growth         Equity
                                                Portfolio      Portfolio       Portfolio
                                                -----------  -------------   -------------
                                                09/24/2001     09/24/2001     09/24/2001
                                                   to             to             to
                                                12/31/2001     12/31/2001     12/31/2001
                                                -----------  -------------   -------------
OPERATIONS
  Net Investment income (loss) .............     $   (82)      $    (157)     $    (174)
  Capital gains distributions received .....           0               0              0
  Realized gain (loss) on shares redeemed ..          (7)             40             73
  Net change in unrealized gain (loss) on
    investments ............................        (345)            541          2,620
                                                 -------       ---------      ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...............................        (434)            424          2,519
                                                 -------       ---------      ---------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............       3,651         108,487        123,534
  Surrenders, Withdrawals, and Death
    Benefits ...............................           0               0              0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .......      21,569          12,159         (3,572)
  Withdrawal Charge ........................         (30)              0              0
                                                 -------       ---------      ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................      25,190         120,646        119,962
                                                 -------       ---------      ---------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...................................      24,756         121,070        122,481

NET ASSETS
  Beginning of period ......................           0               0              0
                                                 -------       ---------      ---------
  End of period ............................   $  24,756       $ 121,070      $ 122,481
                                               =========       =========      =========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A14 THROUGH A20

                                       A13

                        NOTES TO FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2001

NOTE 1: GENERAL

          Pruco Life Of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Life Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Select, Strategic Partners Advisor and Strategic Partners Plus (Collectively, "Strategic Partners"), Discovery Select and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds. Investment options vary by contract. Options available to the Strategic Partners contracts which invest in a corresponding portfolio of the Series Fund are: Prudential Money Market Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP
          Davis Value Portfolio, Prudential SP Small/Mid Cap Value
          Portfolio, Prudential SP INVESCO Small Company Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Growth and Income Portfolio, Prudential SP MFS Capital Opportunities Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP MFS Mid-Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP AIM Aggressive Growth Portfolio, Prudential SP Alliance Technology Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP Jennison International Growth Portfolio, Prudential SP Deutsche International Equity Portfolio. Options available for the Strategic Partners contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: Janus Aspen Series Growth Portfolio-Service Shares, Evergreen EVG Capital Growth Fund, Evergreen EVG Blue Chip Fund, Evergreen EVG Foundation Fund, Evergreen EVG Global Leaders Fund, Evergreen EVG Growth Fund, Evergreen EVG Masters Fund, Evergreen EVG Omega Fund, and Evergreen EVG Small Cap Value Fund. These financial statements relate only to the subaccounts available to the Strategic Partners contract owners.

          The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

          At December 31, 2001 there were no balances pertaining to the Evergreen EVG Capital Growth Fund, Evergreen EVG Blue Chip Fund, Evergreen EVG Foundation Fund, Evergreen EVG Global Leaders Fund, Evergreen EVG Growth Fund, Evergreen EVG Masters Fund, Evergreen EVG Omega Fund, and Evergreen EVG Small Cap Value Fund.

                                       A14

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset values of the respective portfolios, which value their investment securities at fair value.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

          The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 2001 were as follows:


                                                                     SUBACCOUNTS
                                  ------------------------------------------------------------------------------------
                                   Prudential
                                     Money           Prudential       Prudential         Prudential        Prudential
                                     Market           Equity            Value           Stock Index         Global
                                   Portfolio         Portfolio        Portfolio          Portfolio         Portfolio
                                  ------------      ------------     ------------       ------------      ------------
Number of shares (rounded):          4,117,319         2,562,106        2,508,307          2,040,916           719,081
Net asset value per share:        $      10.00      $      20.49     $      17.91       $      31.64      $      15.29
Cost:                             $ 41,173,192      $ 75,222,003     $ 53,343,644       $ 73,435,702      $ 15,837,822

                                                                 SUBACCOUNTS (Continued)
                                  ------------------------------------------------------------------------------------
                                                     Prudential                                          Prudential SP
                                                     SP Alliance                                         INVESCO Small
                                   Prudential        Large Cap      Prudential SP      Prudential SP        Company
                                   Jennison           Growth         Davis Value        Small/Mid Cap       Growth
                                   Portfolio         Portfolio        Portfolio        Value Portfolio     Portfolio
                                  ------------      ------------     ------------      ---------------    ------------
Number of shares (rounded):          3,946,554            15,041          63,454              51,145            13,328
Net asset value per share:        $      18.57      $       7.31     $      9.04        $      11.36      $      6.94
Cost:                             $ 98,021,247      $    108,796     $   559,493        $    559,408      $     87,106

                                                                 SUBACCOUNTS (Continued)
                                  ------------------------------------------------------------------------------------
                                   Prudential        Prudential       Janus Aspen                          Prudential SP
                                    SP PIMCO          SP PIMCO         Growth          Prudential SP        AIM Growth
                                  Total Return       High Yield       Portfolio          Large Cap          and Income
                                   Portfolio         Portfolio      Service Shares     Value Portfolio      Portfolio
                                  ------------      ------------    --------------     ---------------    --------------
Number of shares (rounded):            243,988            19,609           3,454              69,962             5,395
Net asset value per share:        $      10.70      $       9.81     $     19.76         $      9.44      $       6.51
Cost:                             $  2,686,514      $    194,389     $    67,715         $   645,328      $     34,295

                                                                 SUBACCOUNTS (Continued)
                                  ------------------------------------------------------------------------------------
                                                     Prudential
                                                    SP Strategic                                           Prudential SP
                                  Prudential SP       Partners      Prudential SP      SP Prudential           AIM
                                  MFS Capital          Focused       MFS Mid-Cap       U.S. Emerging        Aggressive
                                 Opportunities         Growth          Growth             Growth              Growth
                                   Portfolio         Portfolio        Portfolio          Portfolio           Portfolio
                                 -------------      ------------    --------------     ---------------    --------------
Number of shares (rounded):              8,338            25,104          27,419              30,651             4,986
Net asset value per share:        $       7.01      $       6.73     $      7.62         $      6.89      $       6.49
Cost:                             $     59,619      $    166,365     $   201,567         $   205,468      $     32,225

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT (CONTINUED)


                                                                 SUBACCOUNTS (Continued)
                                  ---------------------------------------------------------------------------------
                                                    Prudential
                                                       SP           Prudential SP                    Prudential SP
                                   Prudential      Conservative       Balanced      Prudential SP     Aggressive
                                   SP Alliance        Asset            Asset         Growth Asset     Growth Asset
                                   Technology       Allocation       Allocation       Allocation       Allocation
                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                  ------------     -------------    -------------   -------------    -------------
Number of shares (rounded):            44,938           70,396           24,820           74,001            3,266
Net asset value per share:        $      5.71      $      9.77      $      9.02      $      8.27      $      7.58
Cost:                             $   250,422      $   691,980      $   224,623      $   618,452      $    25,101

                                     SUBACCOUNTS (Continued)
                                 ------------------------------
                                   Prudential      Prudential
                                   SP Jennison     SP Deutsche
                                 International    International
                                    Growth            Equity
                                   Portfolio        Portfolio
                                 -------------    -------------
Number of shares (rounded):            22,215           16,664
Net asset value per share:        $      5.45      $      7.35
Cost:                             $   120,528      $   119,861

NOTE 4: CHARGES AND EXPENSES

          A. The mortality risk and expense risk changes are applied daily against the net assets of each contract. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey.

          These charges are:

                                                                                            Administration
          Contracts:                                                      Mortality Rate:        Rate:
          Strategic Partners Annuity One
            Basic .....................................................       1.40%              0.00%
            GMDB option Roll Up or Step Up ............................       1.60%              0.00%
          Strategic Partners Plus
            Basic .....................................................       1.40%              0.00%
            Annual Step Up or 5% Roll Up ..............................       1.60%              0.00%
          Strategic Partners Select GMDB with Step Up and Roll Up ...         1.37%              0.15%
          Strategic Partners Advisor
            Basic .....................................................       1.40%              0.00%
            GMDB with Step Up and Roll Up .............................       1.65%              0.00%
          Discovery Select Variable Annuity ...........................       1.25%              0.15%
          Discovery Choice
            Basic .....................................................       1.35%              0.00%
            Enhanced ..................................................       1.65%              0.00%

          B. Withdrawal Charges

          A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

                                      A16

NOTE 5: TAXES

          Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 6: UNIT ACTIVITY

          Transactions in units (including transfers among subaccounts) for the periods ended December 31, 2001 and 2000 were as follows:


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            Prudential Money Market           Prudential Equity            Prudential Value
                                                  Portfolio                        Portfolio                    Portfolio
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:   110,222,449     87,460,195       2,415,416       6,274,962     2,477,553     3,561,042.04
          Contract Owner Redemptions:    (105,012,767)   (84,166,706)     (5,697,388)     (8,434,106)   (4,170,853)      (6,231,654)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                             Prudential Stock Index            Prudential Global             Prudential Jennison
                                                  Portfolio                        Portfolio                     Portfolio
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:     3,797,662      7,626,487   33,057,219.00      21,661,363     6,120,268       14,411,099
          Contract Owner Redemptions:      (7,083,600)    (5,717,662)    (33,519,955)    (19,861,878)   (9,115,148)      (8,732,059)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                         Prudential SP Alliance Large      Prudential SP Davis Value     Prudential SP Small/Mid Cap
                                               Cap Portfolio*                     Portfolio*                 Value Portfolio*
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:       155,682              0         655,480               0       578,838                0
          Contract Owner Redemptions:          (2,562)            (0)        (13,309)             (0)      (42,207)              (0)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                         Prudential SP INVESCO Small       Prudential SP PIMCO Total      Prudential SP PIMCO High
                                          Company Growth Portfolio*             Return Portfolio*             Yield Portfolio*
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:       129,559              0       2,593,951               0       186,717                0
          Contract Owner Redemptions:          (2,348)            (0)       (158,716)             (0)       (1,624)              (0)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                         Janus Aspen Growth Portfolio       Prudential SP Large Cap      Prudential SP AIM Growth
                                               Service Shares*                  Value Portfolio*           and Income Portfolio*
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:       113,706              0         731,740               0        54,977                0
          Contract Owner Redemptions:          (2,557)            (0)        (23,008)             (0)            0               (0)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                                                            Prudential SP Strategic
                                          Prudential SP MFS Capital         Partners Focused Growth      Prudential SP MFS Mid-Cap
                                           Opportunities Portfolio*               Portfolio*                 Growth Portfolio*
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:        80,241              0         250,055               0       386,053                0
          Contract Owner Redemptions:          (2,309)            (0)         (2,391)             (0)     (120,351)              (0)

          * Became available on September 24, 2001

                                       A17

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                          SP Prudential U.S. Emerging            Prudential SP AIM            Prudential SP Alliance
                                               Growth Portfolio*         Aggressive Growth Portfolio*       Technology Portfolio*
                                          --------------------------     ----------------------------    --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:       295,965              0          53,327               0       337,169                0
          Contract Owner Redemptions:          (1,585)            (0)         (2,472)             (0)       (8,320)              (0)

                                                                          SUBACCOUNTS (Continued)
                                         -----------------------------------------------------------------------------------------
                                            SP Conservative Asset         Prudential SP Balanced        Prudential SP Growth Asset
                                            Allocation Portfolio*        Asset Allocation Portfolio*        Allocation Portfolio*
                                         --------------------------      ---------------------------    --------------------------
                                            2001           2000             2001            2000          2001           2000
                                         -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:      702,843              0         250,606               0       698,643                0
          Contract Owner Redemptions:         (5,553)            (0)        (10,926)             (0)       (8,343)              (0)

                                                                           SUBACCOUNTS (Continued)
                                          -----------------------------------------------------------------------------------------
                                           Prudential SP Aggressive         Prudential SP Jennison        Prudential SP Deutsche
                                           Growth Asset Allocation           International Growth          International Growth
                                                  Portfolio*                    Portfolio*                    Portfolio*
                                          --------------------------       -------------------------     --------------------------
                                             2001           2000             2001            2000          2001           2000
                                          -----------     ----------       ---------       ---------     ---------     ------------
          Contract Owner Contributions:        28,454              0         222,541               0       180,876                0
          Contract Owner Redemptions:             (34)            (0)         (1,092)             (0)      (11,895)              (0)

* Became available on September 24, 2001

NOTE 7: PURCHASES AND SALES OF INVESTMENTS

          The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the period ended December 31, 2001 were as follows:

                                                                               PORTFOLIOS
                                             ------------------------------------------------------------------------------------
                                              Prudential        Prudential      Prudential       Prudential        Prudential
                                             Money Market         Equity           Value         Stock Index         Global
                                               Portfolio        Portfolio        Portfolio        Portfolio         Portfolio
                                             -------------     ------------     ------------     -------------     -------------
          Purchases .................        $ 108,390,342     $  1,562,469     $  1,993,546     $   3,067,726     $  30,656,507
          Sales .....................        $(101,831,533)    $ (7,632,811)    $ (5,910,154)    $ (10,369,993)    $ (31,564,085)

                                                                             PORTFOLIOS (Continued)
                                             ------------------------------------------------------------------------------------
                                                                                                  Prudential      Prudential SP
                                                                Prudential SP                      SP Small/      INVESCO Small
                                              Prudential       Alliance Large   Prudential SP       Mid Cap         Company
                                               Jennison          Cap Growth     Davis Value          Value           Growth
                                               Portfolio         Portfolio       Portfolio         Portfolio        Portfolio
                                             -------------     ------------     ------------     -------------     -------------
          Purchases .................        $   4,590,086     $    112,129     $    572,790     $     602,603     $      88,715
          Sales .....................        $ (12,214,819)    $     (3,446)    $    (13,857)    $     (44,306)    $      (1,697)

                                                                             PORTFOLIOS (Continued)
                                             ------------------------------------------------------------------------------------
                                                                                Janus Aspen
                                              Prudential                          Growth          Prudential        Prudential SP
                                               SP PIMCO      Prudential SP       Portfolio         SP Large           AIM Growth
                                             Total Return      PIMCO High         Service          Cap Value          and Income
                                               Portfolio     Yield Portfolio      Shares           Portfolio          Portfolio
                                             -------------   ---------------     ------------     -------------     -------------
          Purchases .................        $   2,779,531    $      195,313     $     69,363     $     666,746     $      34,350
          Sales .....................        $    (160,910)   $       (3,132)    $     (1,644)    $     (23,055)    $         (57)

                                                     A18

NOTE 7: PURCHASES AND SALES OF INVESTMENTS

                                                                      PORTFOLIOS (Continued)
                                             -----------------------------------------------------------------------------------
                                                                Prudential                           SP
                                                               SP Strategic                       Prudential       Prudential SP
                                             Prudential SP      Partners       Prudential SP         U.S.               AIM
                                              MFS Capital        Focused        MFS Mid Cap        Emerging         Aggressive
                                             Opportunities       Growth           Growth            Growth            Growth
                                               Portfolio        Portfolio        Portfolio         Portfolio         Portfolio
                                             -------------     ------------     ------------     -------------     -------------
          Purchases .................        $      61,322     $    168,133     $    299,398     $     207,408     $     33,840
          Sales .....................        $      (1,789)    $     (1,771)    $   (100,523)    $      (1,960)    $     (1,577)

                                                                      PORTFOLIOS (Continued)
                                             -----------------------------------------------------------------------------------
                                                               Prudential SP   Prudential SP      Prudential     Prudential SP
                                              Prudential       Conservative     Balanced          SP Growth        Aggressive
                                              SP Alliance         Asset           Asset             Asset         Growth Asset
                                              Technology        Allocation      Allocation        Allocation       Allocation
                                               Portfolio           Fund          Portfolio         Portfolio        Portfolio
                                             -------------     ------------     ------------     -------------     -------------
          Purchases .................        $    256,073      $   698,387      $    240,146     $     623,947     $      25,219
          Sales .....................        $     (5,749)     $   (14,604)     $    (18,740)    $      (8,950)    $        (161)

                                                   PORTFOLIOS (Continued)
                                             --------------------------------
                                               Prudential      Prudential SP
                                              SP Jennison        Deutsche
                                             International     International
                                                 Growth           Equity
                                               Portfolio        Portfolio
                                             -------------     ------------
          Purchases .................        $    122,585      $   129,609
          Sales .....................        $    (2,096)      $   (9,822)

NOTE 8: FINANCIAL HIGHLIGHTS

          The Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest total return. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest return. The summary may not reflect the minimum and maximum contract charges offered by the Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options as discussed in note 4.

                                      A19

                                                  At December 31, 2001                   For the year ended December 31, 2001
                                       ----------------------------------------   -------------------------------------------------
                                       Contract                       Contract
                                        Holder                         Holder     Investment
                                        Units     Unit Fair Value    Net Assets    Income      Expense Ratio**    Total Return***
                                        (000s)    Lowest - Highest      (000s)      Ratio*     Lowest - Highest   Lowest - Highest
                                       -------    ----------------   ----------   ----------   ----------------  ------------------
Prudential Money Market Portfolio ....  33,083    1.03811 To  1.2582    41,173      3.87%       1.35% To 1.65%     2.42% To   2.72%
Prudential Equity Portfolio ..........  33,168    0.95205 To  1.5849    52,498      0.82%       1.35% To 1.65%   -12.62% To -12.35%
Prudential Value Portfolio ...........  23,035    1.18037 To 1.95415    44,924      1.56%       1.35% To 1.65%    -3.65% To  -3.37%
Prudential Stock Index Portfolio .....  37,409    0.78853 To 1.74431    64,576      0.99%       1.35% To 1.65%   -13.46% To -13.21%
Prudential Global Portfolio ..........   7,450    0.71047 To 1.50029    10,995      0.34%       1.35% To 1.65%   -18.95% To -18.71%
Prudential Jennison Portfolio ........  40,244    0.65613 To 1.84898    73,288      0.17%       1.35% To 1.65%   -19.57% To -19.34%
Prudential SP Alliance Large Cap
  Growth Portfolio ****...............     153    0.71726 To 0.71906       110      0.00%       1.40% To 1.65%    17.98% To  18.04%
Prudential SP Davis Value Portfolio ****   642    0.89231 To 0.89451       574      1.08%       1.40% To 1.60%    15.24% To  15.31%
Prudential SP Small/Mid Cap Value
  Portfolio ****......................     537    1.00124 To 1.12776       581      1.13%       1.40% To 1.65%    19.35% To  19.43%
Prudential SP INVESCO Small Company
  Growth Portfolio ****...............     127    0.68010 To 0.92713        92      0.00%       1.35% To 1.70%    24.74% To  24.82%
Prudential SP PIMCO Total Return
  Portfolio ****......................   2,435    1.03942 To 1.12247     2,611      3.41%       1.35% To 1.65%    -0.04% To  -0.04%
Prudential SP PIMCO High Yield
  Portfolio ****......................     185    1.03861 To 1.04100       193     18.50%       1.40% To 1.60%     3.69% To   3.75%
Janus Aspen Growth Portfolio
  Service Shares ****.................     111    0.61352 To 0.61510        68      0.07%       1.40% To 1.60%    15.67% To  15.73%
Prudential SP Large Cap Value
  Portfolio ****......................     709    0.92241 To 0.94081       660      1.47%       1.35% To 1.70%    11.55% To  11.63%
Prudential SP AIM Growth and Income
  Portfolio ****......................      55    0.63843 To 0.64005        35      0.00%       1.40% To 1.60%    18.08% To  18.14%
Prudential SP MFS Capital
  Opportunities Portfolio ****........      78    0.68879 To 0.81059        59      0.24%       1.40% To 1.60%    19.03% To  19.09%
Prudential SP Strategic Partners
  Focused Growth Portfolio  ****......     248    0.66006 To 0.85751       169      0.00%       1.35% To 1.70%    16.55% To  16.63%
Prudential SP MFS Mid-Cap Growth
  Portfolio ****......................     266    0.75748 To 0.81538       209      0.00%       1.40% To 1.60%    25.62% To  25.69%
SP Prudential US Emerging Growth
  Portfolio ****......................     294    0.67599 To 0.87454       211      0.00%       1.35% To 1.60%    21.65% To  21.73%
Prudential SP AIM Aggressive Growth
  Portfolio ****......................      51    0.63604 To 0.63765        32      0.00%       1.40% To 1.60%    16.44% To  16.50%
Prudential SP Alliance Technology
  Portfolio ****......................     329    0.56029 To 0.81297       257      0.00%       1.40% To 1.60%    29.23% To  29.30%
Prudential SP Conservative Asset
  Allocation Fund ****................     697    0.98456 To 0.98804       688      9.86%       1.40% To 1.60%     7.67% To   7.73%
Prudential SP Balanced Asset
  Allocation Portfolio ****...........     240    0.90789 To 0.94964       224      3.80%       1.40% To 1.60%    10.55% To  10.62%
Prudential SP Growth Asset
  Allocation Portfolio ****...........     690    0.82464 To 0.90965       612      1.48%       1.40% To 1.60%    13.44% To  13.50%
Prudential SP Aggressive Growth
  Asset Allocation Portfolio****......      28    0.87107 To 0.87107        25      0.35%       1.40% To 1.40%    16.29% To  16.29%
Prudential SP Jennison International
  Growth Portfolio ****...............     221    0.53612 To 0.74810       121      0.00%       1.35% To 1.60%    11.44% To  11.51%
Prudential SP Deutsche International
  Equity Portfolio ****...............     169    0.72410 To 0.72585       122      0.00%       1.40% To 1.60%    11.93% To  11.98%

--------------

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the year ended December 31, 2001 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date later than the beginning of the period were excluded from the range of total return.

**** Became available September 24, 2001

                                       A20

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Contract Owners of the
Strategic Partners Subaccounts of
Pruco Life of New Jersey Flexible
Premium Variable Annuity Account
and the Board of Directors of the
Pruco Life Insurance Company of New Jersey


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategic Partners Subaccounts (as defined in Note 1) of Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Pruco Life Insurance Company of New Jersey; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2001 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 15, 2002



                                       A21

                   CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO

                      LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
December 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------

                                                                                       2001                 2000
                                                                                   -----------          -----------
ASSETS
Fixed Maturities
   Available for Sale, at fair value (amortized cost, 2001: $478,996; and
   2000: $614,858)                                                                 $   490,734          $   612,851
Held to Maturity, at amortized cost (fair value, 2000: $7,259)                              --                7,470
Policy Loans                                                                           158,754              152,111
Short-Term Investments                                                                  32,983               28,759
Other Long-Term Investments                                                              2,614                3,577
                                                                                   -----------          -----------
        Total Investments                                                              685,085              804,768
Cash and Cash Equivalents                                                               58,212               65,237
Deferred Policy Acquisition Costs                                                      118,975              116,653
Accrued Investment Income                                                               10,399               13,781
Receivables from Affiliate                                                              17,270               22,265
Other Assets                                                                             3,919                  292
Separate Account Assets                                                              1,631,113            1,805,584
                                                                                   -----------          -----------
TOTAL ASSETS                                                                       $ 2,524,973          $ 2,828,580
                                                                                   ===========          ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' Account Balances                                                    $   457,172          $   434,442
Future Policy Benefits and Other Policyholder Liabilities                              119,400              108,218
Cash Collateral for Loaned Securities                                                   36,092               48,309
Securities Sold under agreements to repurchase                                          18,514                9,754
Income Taxes Payable                                                                    36,012               29,913
Other Liabilities                                                                       19,298                8,793
Separate Account Liabilities                                                         1,631,113            1,805,584
                                                                                   -----------          -----------
Total Liabilities                                                                    2,317,601            2,445,013
                                                                                   -----------          -----------
Contingencies - (See Footnote 11)
Stockholder's Equity
Common Stock, $5 par value;
      400,000 shares authorized;
      Issued and outstanding at
      December 31, 2001 and 2000                                                         2,000                2,000
Paid-In-Capital                                                                        128,689              128,689
Retained Earnings                                                                       72,959              253,641
Accumulated Other Comprehensive Income (Loss)                                            3,724                 (763)
                                                                                   -----------          -----------
Total Stockholder's Equity                                                             207,372              383,567
                                                                                   -----------          -----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                           $ 2,524,973          $ 2,828,580
                                                                                   ===========          ===========


                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                 2001              2000              1999
                                                              ---------         ---------         ---------
REVENUES

Premiums                                                      $  16,284         $   5,717         $   6,742
Policy charges and fee income                                    49,808            55,231            52,714
Net investment income                                            55,981            54,524            47,600
Realized investment losses, net                                  (9,630)           (1,045)           (5,013)
Asset management fees                                               613             8,467             7,407
Other income                                                        646               331               386
                                                              ---------         ---------         ---------

Total Revenues                                                  113,702           123,225           109,836
                                                              ---------         ---------         ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                          33,148            28,201            26,237
Interest credited to policyholders' account balances             20,503            19,326            18,846
General, administrative and other expenses                       37,954            39,415            45,065
                                                              ---------         ---------         ---------

Total Benefits and Expenses                                      91,605            86,942            90,148
                                                              ---------         ---------         ---------

Income from operations before income taxes                       22,097            36,283            19,688
                                                              ---------         ---------         ---------

Income tax provision                                              6,504            12,699             6,891
                                                              ---------         ---------         ---------

NET INCOME                                                       15,593            23,584            12,797

 Other comprehensive income (loss), net of tax:

       Unrealized gains (losses) on securities, net        of
       reclassification adjustment                                4,487             5,325            (7,681)
                                                              ---------         ---------         ---------

TOTAL COMPREHENSIVE INCOME                                    $  20,080         $  28,909         $   5,116
                                                              =========         =========         =========

                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                                   Accumulated
                                                                                       Other          Total
                                           Common      Paid - In -     Retained    Comprehensive   Stockholder's
                                            Stock        Capital       Earnings    Income (Loss)      Equity
                                          -------------------------------------------------------------------
Balance, December 31, 1998                $   2,000     $ 125,000     $ 217,260      $   1,593      $ 345,853


   Net income                                    --            --        12,797             --         12,797
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes             --            --            --         (7,681)        (7,681)

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 1999                    2,000       125,000       230,057         (6,088)       350,969



   Contribution                                --           3,689          --             --            3,689
   Net income                                  --            --          23,584           --           23,584
   Change in net unrealized
   investment (losses) gains,
   net of reclassification  and taxes          --            --            --            5,325          5,325

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 2000                    2,000       128,689       253,641           (763)       383,567

   Policy credits issued to
    eligible eligible policyholders            --            --         (10,275)          --          (10,275)
   Dividend to Parent                          --            --        (186,000)          --         (186,000)
   Net income                                  --            --          15,593           --           15,593
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes           --            --            --            4,487          4,487

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 2001                $   2,000     $ 128,689     $  72,959      $   3,724      $ 207,372
                                          =========     =========     =========      =========      =========


                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                         2001             2000           1999
                                                                       ---------       ---------       ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net Income                                                          $  15,593       $  23,584       $  12,797
   Adjustments to reconcile net income to net cash from (used in)
      operating activities:
      Policy charges and fee income                                       (9,906)         (9,881)        (11,399)
      Interest credited to policyholders' account balances                20,503          19,326          18,846
      Realized investment losses, net                                      9,630           1,045           5,013
      Amortization and other non-cash items                              (10,883)         (9,254)         18,092
      Change in:
        Future policy benefits and other policyholders'
          liabilities                                                     11,182           3,468          14,918
        Accrued investment income                                          3,382          (1,289)           (283)
        Policy loans                                                      (6,643)         (8,296)         (4,372)
        Receivable from affiliates                                         4,995          (2,345)        (19,723)
        Deferred policy acquisition costs                                 (2,322)         12,531         (15,261)
        Income taxes payable                                               6,099           2,084           2,504
        Other, net                                                        (2,244)          1,869           2,523
                                                                       ---------       ---------       ---------
Cash Flows From Operating Activities                                      39,386          32,842          23,655
                                                                       ---------       ---------       ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                               552,931         396,117         702,380
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                              (577,097)       (411,579)       (695,198)
        Held to maturity                                                      --              --          (7,470)
   Other long term investments, net                                          963          (1,058)             99
   Cash collateral for loaned securities, net                            (12,217)         30,409         (16,524)
   Securities sold under agreements to repurchase, net                     8,760           9,754         (27,210)
   Short term investments, net                                            (4,224)        (28,756)         11,040
                                                                       ---------       ---------       ---------
Cash Flows (Used in) Investing Activities                                (30,884)         (5,113)        (32,883)
                                                                       ---------       ---------       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                            87,261         170,978         258,417
      Withdrawals                                                        (76,288)       (161,060)       (264,373)
   Cash dividend paid to Parent                                          (26,500)             --              --
                                                                       ---------       ---------       ---------
Cash Flows (Used in) From Financing Activities                           (15,527)          9,918          (5,956)
                                                                       ---------       ---------       ---------
Net (decrease) increase in Cash and cash equivalents                      (7,025)         37,647         (15,184)
Cash and cash equivalents, beginning of year                              65,237          27,590          42,774
                                                                       ---------       ---------       ---------
CASH and CASH EQUIVALENTS, END OF YEAR                                 $  58,212       $  65,237       $  27,590
                                                                       =========       =========       =========

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid                                                  $   2,930       $  13,421       $     480
                                                                       ---------       ---------       ---------
NON-CASH TRANSACTIONS DURING THE YEAR
   Dividend paid with fixed maturities                                 $ 159,500       $      --       $      --
                                                                       ---------       ---------       ---------
   Policy credits issued to eligible policyholders                     $  10,275       $      --       $      --
                                                                       ---------       ---------       ---------
   Contribution from parent                                            $      --       $   3,689       $      --
                                                                       ---------       ---------       ---------

                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS

Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. (the "Holding Company"). The demutualization was completed in accordance with Prudential's Plan of Reorganization, which was approved by the Commissioner of the New Jersey Department of Banking and Insurance in October 2001.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Accumulated other comprehensive income (loss)", net of income taxes.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity securities are adjusted for impairments considered to be other than temporary. Impairment adjustments are included in "Realized investment gains (losses), net." Factors considered in evaluating whether a decline in value is other than temporary are: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the market value has been less than cost; and 4) the financial condition and near-term prospects of the issuer.

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred Policy Acquisition Costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive
(loss) income."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised. Deferred policy acquisition costs related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

Non-cash collateral received is not reflected in the statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Statements of Operations and comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees
Through December 31, 2000, the Company received asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products (refer to Note 13). In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. See Note 10 for a discussion of the Company's use of derivative financial instruments and the related accounting and reporting treatment for such instruments.

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements
In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125." The Company has adopted the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The adoption did not have an effect on the results of operations of the Company.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the FASB issued SFAS No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 141 requires that the Company account for all business combinations in the scope of the statement using the purchase method. SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life to the reporting entity; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All intangible assets shall be tested for impairment in accordance with the statement. SFAS No. 142 is effective for fiscal years beginning after December 15, 2001; however, goodwill and intangible assets acquired after June 30, 2001 are subject immediately to the nonamortization and amortization provisions of this statement. As of December 31, 2001, The Company does not have any goodwill or intangible assets.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not considered to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS

Fixed Maturities
The following tables provide additional information relating to fixed maturities as of December 31:

                                                                      2001
                                               --------------------------------------------------
                                                              Gross         Gross       Estimated
                                               Amortized    Unrealized    Unrealized       Fair
                                                 Cost         Gains         Losses         Value
                                               --------      --------      --------      --------
                                                                   (In Thousands)
Fixed Maturities Available for Sale
U.S. Treasury Securities and Obligations of
U.S. Government Corporations and Agencies      $ 19,136      $    241      $     99      $ 19,278

Foreign Government Bonds                          4,029           259            --         4,288

Corporate Securities                            455,150        15,772         4,431       466,491

Mortgage-backed Securities                          681            --             4           677
                                               --------      --------      --------      --------

Total Fixed Maturities Available for Sale      $478,996      $ 16,272      $  4,534      $490,734
                                               ========      ========      ========      ========


                                                                       2000
                                               --------------------------------------------------
                                                               Gross        Gross       Estimated
                                               Amortized    Unrealized    Unrealized       Fair
                                                 Cost          Gains        Losses         Value
                                               --------      --------      --------      --------
                                                                 (In Thousands)
Fixed Maturities Available for Sale
U.S. Treasury Securities and Obligations of
U.S. Government Corporations and Agencies      $ 25,050      $    708      $      2      $ 25,756

Foreign Government Bonds                         11,181           463            --        11,644

Corporate Securities                            578,627         7,314        10,490       575,451

Mortgage-backed Securities                           --            --            --            --
                                               --------      --------      --------      --------

Total Fixed Maturities Available for Sale      $614,858      $  8,485      $ 10,492      $612,851
                                               ========      ========      ========      ========
Fixed Maturities Held to Maturity
 Corporate Securities                          $  7,470      $     --      $    211      $  7,259
                                               --------      --------      --------      --------

Total Fixed Maturities Held to Maturity        $  7,470      $     --      $    211      $  7,259
                                               ========      ========      ========      ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2001, is shown below:

                                                 Available for Sale
                                         -----------------------------------
                                            Amortized      Estimated Fair
                                              Cost              Value
                                         -----------------------------------
                                                   (In Thousands)


Due in one year or less                     $   51,735        $    53,286

Due after one year through five years          225,748            231,715

Due after five years through ten years         163,721            166,996

Due after ten years                             37,792             38,737
                                         ---------------- ------------------

Total                                       $  478,996        $   490,734
                                         ================ ==================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2001, 2000, and 1999 were $552.4 million, $354.4 million, and $698.8 million, respectively. Gross gains of $10.1 million, $2.2 million, and $3.5 million, and gross losses of $10.1 million, $5.2 million, and $8.0 million, were realized on those sales during 2001, 2000, and 1999, respectively. Proceeds from maturities of fixed maturities available for sale during 2001, 2000, and 1999 were $0.5 million, $41.7 million, and $3.6 million, respectively.

Due to the adoption of FAS 133, "Accounting for Derivative Instruments and Hedging Activities", on January 1, 2001, the entire portfolio of fixed maturities classified as held to maturity were transferred to the available for sale category. The aggregate amortized cost of the securities was $7.5 million. Unrealized losses of $0.2 million, net of tax, were recorded in "Accumulated Other Comprehensive Income (Loss)" at the time of transfer. During the years ended December 31, 2001, 2000, and 1999, there were no securities classified as held to maturity that were sold.

Writedowns for impairments that were deemed to be other than temporary for fixed maturities were $7.8 million and $1.3 million for the years 2001 and 2000, respectively. There were no writedowns for impairments recorded during 1999.

Special Deposits
Fixed maturities of $0.5 million at December 31, 2001 and 2000 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                 2001           2000            1999
                                               --------       --------       --------
                                                           (In Thousands)
Fixed Maturities                               $ 46,813       $ 43,972       $ 39,538
Policy Loans                                      8,647          8,053          7,641
Short-Term Investments & Cash Equivalents         4,496          5,126          2,516
Other                                              (418)         1,300             60
                                               --------       --------       --------
Gross Investment Income                          59,538         58,451         49,755
Less Investment Expenses                         (3,557)        (3,927)        (2,155)
                                               --------       --------       --------
Net Investment Income                          $ 55,981       $ 54,524       $ 47,600
                                               ========       ========       ========

Pruco Life Insurance Company of New Jersey

--------------------------------------------------------------------------------
Notes to Financial Statements

3.  INVESTMENTS (continued)

Realized investment losses, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:
                                       2001          2000         1999
                                     -------       -------       -------
                                                 (In Thousands)

Fixed Maturities                     $(7,807)      $(4,324)      $(4,616)
Derivatives                           (1,823)        2,924          (412)
Other                                   --             355            15
                                     -------       -------       -------
Realized Investment Losses, Net      $(9,630)      $(1,045)      $(5,013)
                                     =======       =======       =======

Securities Pledged to Creditors

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2001 and 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position are $54.8 million and $57.3 million.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

Net Unrealized Investment (Losses) Gains

Net unrealized investment (losses) gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                             Accumulated Other
                                                                                                               Comprehensive
                                                                                                               Income (Loss)
                                                                    Deferred                      Deferred     Related to Net
                                                    Unrealized       Policy     Policyholders'   Income Tax      Unrealized
                                                   Gains (Losses)  Acquisition     Account       (Liability)     Investment
                                                   on Investments     Costs        Balances        Benefit     Gains (Losses)
                                                   -------------- ------------- -------------    ----------- ----------------
                                                                                     (In Thousands)
Balance, December 31, 1998                            $  5,233       $ (3,545)      $    987       $ (1,082)      $  1,593

  Net investment gains (losses) on investments
  arising during the period                            (28,794)            --             --         10,366        (18,428)

  Reclassification adjustment for gains (losses)
  included in net income                                 4,610             --             --         (1,660)         2,950

  Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs             --         14,681             --         (5,285)         9,396

  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --         (2,499)           900         (1,599)
                                                      --------       --------       --------       --------       --------

Balance, December 31, 1999                             (18,951)        11,136         (1,512)         3,239         (6,088)

  Net investment gains (losses) on investments
  arising during the period                             12,620             --             --         (4,454)         8,166

  Reclassification adjustment for gains (losses)
  included in net income                                 4,324             --             --         (1,526)         2,798

  Impact of net unrealized investment
  gains (losses) on deferred policy acquisition             --        (10,161)            --          3,658         (6,503)

  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --          1,350           (486)           864

                                                      --------       --------       --------       --------       --------
Balance, December 31, 2000                              (2,007)           975           (162)           431           (763)

  Net investment gains (losses) on investments
  arising  during the period                             5,938             --             --         (2,138)         3,800

  Reclassification adjustment for gains (losses)
  included in net income                                 7,807             --             --         (2,810)         4,997

  Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs             --         (8,109)            --          2,919         (5,190)


  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --          1,376           (496)           880
                                                      --------       --------       --------       --------       --------
Balance, December 31, 2001                            $ 11,738       $ (7,134)      $  1,214       $ (2,094)      $  3,724
                                                      ========       ========       ========       ========       ========

Pruco Life Insurance Company of New Jersey

--------------------------------------------------------------------------------
Notes to Financial Statements

4.       DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                              2001               2000             1999
                                                           ---------           ---------       ---------
                                                                           (In Thousands)
Balance, Beginning of Year                                 $ 116,653           $ 129,184       $ 113,923
Capitalization of Commissions, Sales and Issue
Expenses                                                      25,953              10,638          13,439
Amortization                                                 (15,522)            (13,008)        (12,859)
Change in Unrealized Investment (Gains) Losses                (8,109)            (10,161)         14,681
                                                           ---------           ---------       ---------
Balance, End of Year                                       $ 118,975           $ 116,653       $ 129,184
                                                           =========           =========       =========

5.  POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:

                                                  2001              2000
                                             --------------     --------------
                                                      (In Thousands)

         Life Insurance                      $   114,698         $  103,557
         Annuities                                 4,702              4,661
                                             --------------      -------------
                                             $   119,400         $  108,218
                                             ==============      =============

Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

The following table highlights the key assumptions generally utilized in calculating these reserves:

      Product                       Mortality                       Interest Rate            Estimation Method
-----------------------  ------------------------------------  ----------------------- ------------------------------
Life Insurance           Generally rates                            2.5% to 11.25%     Net level premium based
Variable and             guaranteed in calculating                                     on non-forfeiture interest
Interest-Sensitive       cash surrender values                                         rate

Life Insurance  -        Best estimate plus a provision for          6.5% to 6.75%     Net level premium plus a
Term Insurance           adverse deviation                                             provision for adverse
                                                                                       deviation

Individual               Mortality table varies based on            6.25% to 8.75%     Present value of expected
Annuities                the issue year of the contract.                               future payment based on
                         Current table (for 1998 and later                             historical experience
                         issues) is the Annuity 2000
                         Mortality Table


 Policyholders' account balances at December 31, are as follows:

                                                    2001               2000
                                                -------------      -------------
                                                          (In Thousands)

         Interest-Sensitive Life Contracts      $  345,344         $  332,761
         Individual Annuities                      111,828            101,681
                                                -------------      -------------
                                                $  457,172         $  434,442
                                                =============      =============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5.  POLICYHOLDERS' LIABILITIES (continued)

Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

           Product                           Interest Rate                Withdrawal / Surrender Charges
---------------------------------    ----------------------------      ----------------------------------
Interest Sensitive Life Contracts            3.0% to 6.75%              Various up to 10 years


Individual Annuities                         3.0% to 6.0%               0% to 7% for up to 9 years

6.  REINSURANCE

The Company participates in reinsurance with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                               2001         2000        1999
                                             --------     --------    --------
                                                         (In Thousands)

Reinsurance Premiums ceded - affiliated      $  (257)      $   (19)      $ (17)
Reinsurance Premiums ceded - unaffiliated    $(2,540)      $  (445)      $  --

Policyholders' Benefits ceded                $   762       $   110       $  --

Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 were as follows:

                                                 2001          2000
                                             -----------   -----------
                                                   (In Thousands)

     Life Insurance - affiliated                 $ 2,416         $ 369
                                             ===========   ===========

    The gross and net amounts of life insurance in force at December 31, were as follows:

                                               2001               2000               1999
                                               ----               ----               ----
                                                              (In Thousands)
Life Insurance Face Amount In Force        $ 11,071,045       $  7,874,501       $  7,523,324

Ceded To Other Companies                     (3,697,344)          (673,474)            (1,763)
                                           ------------       ------------       ------------
Net Amount of Life Insurance In Force      $  7,373,701       $  7,201,027       $  7,521,561
                                           ============       ============       ============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                       2001           2000           1999
                                     --------       --------       --------
                                                   (In Thousands)
Current Tax Expense (Benefit):
   U.S                               $ (3,756)      $ 15,365       $  6,769
   State and Local                        153             --            178
                                     --------       --------       --------
 Total                                 (3,603)        15,365          6,947
                                     --------       --------       --------


Deferred Tax Expense (Benefit):
   U.S                                 10,019         (3,211)           (54)
   State and Local                         88            545             (2)
                                     --------       --------       --------
   Total                               10,107         (2,666)           (56)
                                     --------       --------       --------

 Total Income Tax Expense            $  6,504       $ 12,699       $  6,891
                                     ========       ========       ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                           2001           2000           1999
                                         --------       --------       --------
                                                       (In Thousands)

Expected Federal Income Tax Expense      $  7,734       $ 12,699       $  6,891
State and Local Income Taxes                  157            354            114
Non taxable investment income              (1,558)          (843)          (878)
Other                                         171            489            764
                                         --------       --------       --------
Total Income Tax Expense                 $  6,504       $ 12,699       $  6,891
                                         ========       ========       ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2001          2000
                                                    --------      --------
                                                          (In Thousands)
Deferred Tax Assets
   Insurance Reserves                               $  7,331      $ 15,961
   Investments                                         1,061          (914)
                                                    --------      --------
   Deferred Tax Assets                                 8,392        15,047
                                                    --------      --------

Deferred Tax Liabilities
   Deferred Acquisition Costs                         35,233        34,249
   Net Unrealized (Gains) Losses on Securities         4,226          (723)
   Other                                               1,835         1,791
                                                    --------      --------
   Deferred Tax Liabilities                           41,294        35,317
                                                    --------      --------

Net Deferred Tax Liability                          $ 32,902      $ 20,270
                                                    ========      ========


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2001 and 2000, respectively, the Company had no federal operating loss carryforwards and $4 million of state operating loss carryforwards for tax purposes, which will expire in 2021.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES (continued)

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has examined the years 1993 through 1995. The Service has completed its examination of 1996 and has begun its examination of 1997 through 2000. Discussions are being held with the Service with respect to proposed adjustments. Management, however, believes there are adequate defenses against, or sufficient reserves to provide for such adjustments.

8.  STATUTORY NET INCOME AND SURPLUS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $(12.1) million, $21.3 million, and $20.2 million for the years ended December 31, 2001, 2000, and 1999, respectively. Statutory surplus of the Company amounted to $111.5 million and $294.3 million at December 31, 2001 and 2000, respectively.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $7 million, primarily relating to the recognition of deferred tax assets.


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimates of fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities
Estimated fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
See note 10 for disclosure of fair value on these instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2001                             2000
                                              --------------------------      ---------------------------
                                                Carrying       Estimated        Carrying        Estimated
                                                 Value        Fair Value          Value        Fair Value
                                              ----------      ----------      ----------       ----------
                                                                     (In Thousands)
Financial Assets:
   Fixed Maturities:
       Available for Sale                     $  490,734      $  490,734      $  612,851      $  612,851
       Held to Maturity                             --              --             7,470           7,259
   Policy loans                                  158,754         169,701         152,111         156,786
   Short-Term Investments                         32,983          32,983          28,759          28,759
   Cash and Cash Equivalents                      58,212          58,212          65,237          65,237
   Separate Accounts Assets                    1,631,113       1,631,113       1,805,584       1,805,584

Financial Liabilities:
   Investment Contracts                       $  117,694      $  117,694      $  102,255      $  102,255
   Cash Collateral for Loaned Securities          36,092          36,092          48,309          48,309
   Securities Sold Under Agreements
       to Repurchase                              18,514          18,514           9,754           9,754
   Separate Accounts Liabilities               1,631,113       1,631,113       1,805,584       1,805,584

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Adoption of Statement of Financial Accounting Standards No. 133

The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended, on January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company.

Derivative Financial Instruments

A derivative is a financial instrument whose value is derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All of the Company's derivatives are classified as other than trading. As of December 31, 2001, none of the Company's derivatives qualifies for hedge accounting treatment, therefore they are shown at fair value, with changes in fair value reported in current earnings.

Futures
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $37.0 million and $.03 million at December 31, 2001, respectively. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2000, 100% of the notional consisted of interest rate derivatives.


11. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of December 31, 2001, Prudential and/or the Company remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. DIVIDENDS

The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits. The Company received approval from the New Jersey Commissioner of Insurance to pay an extraordinary dividend to its Parent in 2001 of $186 million.


13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized certain of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1, 2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance
The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $165.7 million and $182.4 million at December 31, 2001 and December 31, 2000, respectively.

Reinsurance
The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 2001, 2000, and 1999.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2001.

                        Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the financial statements listed in the accompanying index present fairly, in all material aspects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   PricewaterhouseCoopers LLP
   New York, New York
   February 21, 2002

                    MANAGEMENT'S DISCUSSION AND ANALYSIS OF
                  FINANCIAL POSITION AND RESULTS OF OPERATIONS


     The following analysis should be read in conjunction with the Notes to Financial Statements.


     The Company markets individual life insurance, variable life insurance, term insurance, variable and fixed annuities through Prudential's sales force in New Jersey and New York. These markets are subject to regulatory oversight with particular emphasis placed on company solvency and sales practices. These markets are also subject to increasing competitive pressures as the legal barriers which have historically segregated the markets of the financial services industry have been changed through both legislative and judicial processes. Regulatory changes have opened the insurance industry to competition from other financial institutions, particularly banks and mutual funds that are positioned to deliver competing investment products through large, stable distribution channels.

     In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). PSF are a portfolio of mutual fund investments related to the Company's Separate Account products. These revenues were recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees were a component of "general, administrative and other expenses."

     On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for the PSF. The change was approved by the shareholders of PSFI during early 2001 and was effective as of January 1, 2001. Therefore as of January 1, 2001, the Company no longer receives fees associated with the PSF or incurs asset management expenses from PGAM and Jennison associated with the PSF. This transaction resulted in a decrease in net income from the prior year of $4.7 million.

     On December 28, 2001, the Company paid to its Parent an extraordinary dividend which was approved by the New Jersey Department of Banking and Insurance. The dividend was $186 million and was paid with cash of $26.5 million and fixed maturities of $159.5 million.

     In connection with Prudential's demutualization, qualified annuity contract holders were given increases to their policy values in the form of policy credits. The policy credits of $10.3 million are reflected as a reduction of retained earnings.

CRITICAL ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires the application of accounting policies that often involve a significant degree of judgment. Management, on an ongoing basis, reviews critical estimates and assumptions. If management determines, as a result of its consideration of facts and circumstances, that modifications in assumptions and estimates are appropriate, results of operations and financial position as reported in the Financial Statements may change significantly.

     The following sections discuss accounting policies applied in preparing our financial statements that Management believes are most dependent on the application of estimates and assumptions.

  VALUATION OF INVESTMENTS

     The major portion of our investments are recorded at fair value in the statement of financial position. Fair values are based on quoted market prices or estimates from independent pricing services, when available. However, when such information is not available, for example, with respect to private placement fixed maturity securities, fair value is estimated, typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality. Consequently, changes in estimated future cash flows or in our assessment of the issuer 's credit quality will result in changes in carrying value. For fixed maturities and equity securities classified as available for sale, the impact of such changes is recorded in "Accumulated other comprehensive income (loss)," a separate component of equity. However, the carrying value of these securities is written down to estimated fair value when a decline in value is considered to be other than temporary, and we record the corresponding impairment loss in "Realized investment losses, net," in the Statements of Operations and Comprehensive Income. The factors we consider to determine if an impairment loss is warranted are discussed more fully in Note 2 to the Financial Statements. The level of impairment losses can be expected to increase when economic conditions worsen and decrease when economic conditions improve.

  POLICYHOLDER LIABILITIES AND DEFERRED POLICY ACQUISITION COSTS

     The liability for future policy benefits is primarily comprised of the present value of estimated future payments to holders of life insurance and annuity products where the timing and amount of payment depends on policyholder mortality surrender or retirement experience. For life insurance and annuity products, expected mortality is generally based on the Company 's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves.

     Our liability for Unpaid claims and claim adjustment expenses includes estimates of claims that we believe have been incurred, but have not yet been reported ("IBNR"), as of the balance sheet date. These estimates, and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate.

     For most life insurance and annuity products that we sell, we defer costs that vary with and are related primarily to the production of new business to the extent these costs are deemed recoverable from future profits, and we record these costs as an asset known as deferred policy acquisition costs or "DAC" "in the statements of financial position. We amortize this DAC asset over the expected lives of the contracts, based on the level and timing of either estimated profits or premiums, depending on the type of contract. For products with amortization based on future premiums, the amortization rate is locked-in when the product is sold. However, for products with amortization based on estimated profits, the amortization rate is periodically updated to reflect current period experience or changes in assumptions that affect future profitability, such as lapse rates, investment returns, mortality experience, expense margins and surrender charges. These changes result in adjustments to DAC balances in the period that we change our assumptions as well as changes in prospective DAC amortization. For example, adverse market conditions in 2001 resulted in declines in the market values of assets supporting our variable life insurance and annuity products, which in turn resulted in lower expectations regarding our estimated future gross profits from fee-based income. As a result, we recorded a higher level of DAC amortization in 2001 for these products. DAC is also subject to periodic recoverability testing.

  RESERVES FOR CONTINGENCIES, LITIGATION AND RESTRUCTURING

     A contingency is an existing condition that involves a degree of uncertainty that will ultimately be resolved upon the occurrence of future events. Under GAAP, reserves for contingencies are required to be established when the future event is probable and its impact can be reasonably estimated. An example is the establishment of a reserve for losses in connection with an unresolved legal matter. The initial reserve reflects management's best estimate of the probable cost of ultimate resolution of the matter and is revised accordingly as facts and circumstances change and, ultimately, when the matter is brought to closure. In situations in which the Company is to be indemnified by Prudential, as with the sales practices actions, a reserve for contingencies would not need to be established in the Company's financial statements.

  OTHER SIGNIFICANT ESTIMATES

     In addition to the items discussed above, the application of GAAP requires management to make other estimates and assumptions. One example is the recognition of deferred tax assets, which depends on management's assumption that future earnings will be sufficient to realize the deferred benefit. This is discussed in Note 8 to the Financial Statements.

     The Company's Changes in Financial Position and Results of Operations are described below.

CHANGES IN FINANCIAL POSITION

  2001 VERSUS 2000

     Total assets of the Company decreased $304 million during 2001, the majority of which relates to a $174 million decrease in Separate Accounts primarily from stock market declines, as described below. Fixed maturities decreased by $130 million primarily from an extraordinary dividend of $186 million paid to Pruco Life of Arizona in December 2001, of which $159.5 million was paid with fixed maturities. The Company reclassified held-to-maturity fixed maturities, amounting to $7.5 million at January 1, 2001, to the available-for-sale category.

     Total liabilities of the Company decreased $127 million during the year from $2.445 billion to $2.318 billion. Corresponding with the asset change, Separate Account liabilities decreased by $174 million due to net investment losses of $146 million, expense and other disbursements of $47 million, partially offset by net contributions (contributions less surrenders and withdrawals) of $19 million. Net Separate Account contributions in 2000 were $95 million. The current year decline in net contributions reflects activity related to the Discovery Select exchange program, which was terminated in May 2000. This decrease was partially offset by an increase of $20 million in PruSelect III contributions.

     Policyholder Account balances increased $23 million mainly from interest credited as net sales were relatively flat. Future policy benefits increased $11 million as a result of increases to reserves for term and extended term insurance. Other liabilities increased $11 million due to adjustments to Separate Account policy values in the form of policy credits, related to the demutualization.

  2000 VERSUS 1999

     The Company's assets increased by $76 million from December 31, 1999 to December 31, 2000, mainly from an increase in investments and cash and cash equivalents. Liabilities increased $43 million from the prior year resulting from increases in securities lending activity, which also contributed to the asset increase. As of December 31, 2000 and December 31, 1999, $1.806 billion and $1.827 billion, respectively, of assets and liabilities were held in Separate accounts to support variable life insurance policies and variable annuity contracts.

RESULTS OF OPERATIONS

  2001 VERSUS 2000

     Net Income

     Net income after taxes for the year ended December 31, 2001 was $15.6 million, a decrease of $8.0 million from the year ended December 31, 2000. Realized investment losses increased $8.6 million mainly from recognized impairment writedowns on fixed maturities. In addition, net asset management fee income declined $4.7 million ($7.8 million in revenues less $3.1 million of expenses) as the Company ceased receiving fee income or paying asset management fee expenses related to the Pru Series Fund ("PSF") as of January 1, 2001, as described in the Notes to Financial Statements.

     Tax expense for the current year is lower than the prior year by $6.2 million due to reduced income from operations before income taxes and a refinement of the estimated benefits from nontaxable investment income.

     Revenues

     Revenues decreased by $9.5 million from the prior year comparable period. As mentioned above, realized investment losses increased by $8.6 million as writedowns for other than temporary impairments of fixed maturities grew $6.5 million, losses on the sale of Enron fixed maturities were $3.7 million, and derivative losses were $4.7 million higher than the prior year. Partially offsetting these losses were higher gains on sales of fixed maturities of $6.7 million as a result of selling in an environment of declining interest rates. The elimination of PSF asset management fees reduced revenues by $7.8 million. Policy charges and fee income, primarily consisting of expense, mortality, loading and other insurance charges assessed on policyholder account balances, decreased by $5.4 million primarily driven by a decrease in mortality and expense charges as a result of the decline in Separate Account liabilities due to unfavorable market returns. Partially offsetting these decreases was an increase in premiums of $10.6 million. Premiums increased from higher term insurance sales of the Term Essential and Term Elite products of $6.5 million as those products were not launched until late 2000, and an increase in premiums related to extended term policy conversions. As an option in the event of a lapse, individual variable life insurance policies provide policyholders with additional extended term or reduced paid-up life insurance based on the amount that can be purchased with the remaining cash value of the contract (if the policyholder does not elect to receive the remaining cash value as a cash distribution). The application of the remaining cash value to purchase such coverage is recorded as premium revenue in the Statement of Operations. Future policy benefit reserves are also increased by the amount of these premiums. Net investment income increased $1.5 million mainly as a result of increased income from fixed maturities as the average portfolio balance was higher in the current year, somewhat offset by lower income on short-term investments due to lower interest rates.

     Benefits and Expenses

     Total benefits and expenses increased by $4.7 million. Policyholder benefits increased $4.9 million due to increased reserve provisions for term and extended term premiums and higher surrender benefits for reduced paid up insurance policies. Interest credited increased by $1.2 million due to higher general account liabilities. General, administrative and other expenses decreased by $1.5 million from the prior year. The elimination of asset management expenses resulted in a decrease of $3.1 million. Commission and distribution expenses, net of capitalization, decreased $.5 million as a result of a change to market based pricing as of April 1, 2000 and higher capitalization of commissions due to increased sales. Offsetting this was an increase in amortization of deferred acquisition costs ("DAC") of $2.5 million driven by lower projected future gross profits from continued market declines.

  2000 VERSUS 1999

     Net Income

     Net income for the year ended December 31, 2000 was $23.6 million; an increase of $10.8 million from $12.8 million earned in the year ended December 31, 1999. Revenue increased $13.4 million and expenses decreased $3.2 million. The income tax provision was higher by $5.8 million based on the corresponding increase in net income.

     Revenues

     Net investment income increased by $6.9 million, $4.4 million from fixed maturity income and $2.6 million from short term investment income primarily due to a corresponding increase in these asset bases during the period, and higher average investment yields. There were also realized losses of $1.0 million, an improvement of $4.0 million, as a result of gains on forward currency contracts, driven by a rise in the value of the US dollar against other currencies compared to the same period.

     Policy charges and fee income increased by $2.5 million and asset management fees increased by $1.1 million from the prior year. The increases are primarily related to higher mortality and expense charges and investment advisory fees resulting from the rise in Separate Account balances primarily as a result of sales and exchanges of Discovery Select and growth of the markets in 1999. The Exchange Program had provided the contractholders of older Prudential, Pruco Life or Pruco Life of New Jersey annuity products an opportunity to convert to the Discovery Select product. The Exchange Program was discontinued in May 2000.

     Benefits and Expenses

     Policyholders' benefits increased by $2.0 million, primarily due to increases in reserves for extended term policies and annuitizations. Interest credited to policyholder account balances remained relatively flat during the period compared to the prior year.

     General, administrative and other expenses decreased by $5.7 million to $39.4 million at year-end December 31, 2000 from $45.1 million at December 31, 1999. Salary expenses are down by $2 million due to lower staff counts and consulting fees are also down by $2 million as the prior year had higher expenses due to Year 2000 systems projects. Distribution expenses (net of capitalization) are $2.2 million less due to change in allocation of these expenses to market based pricing. Amortization of DAC is relatively flat in the two years as annuity DAC amortization increased by $3.2 million due to gross profit emergence on Discovery Select. DAC amortization on life products decreased by $3.1 million due to prior year write-offs of DAC for policies that were rescinded as part of the sales remediation program, as described in the Notes to the Financial Statements.

INVESTMENT PORTFOLIO AND INVESTMENT STRATEGIES

     The Company's investment portfolio supports its insurance and annuity liabilities and other obligations to customers for which it assumes investment related risks. A diversified portfolio of publicly traded bonds, private placement investments and short term investments is managed under strategies intended to maintain a competitive asset mix consistent with current and anticipated cash flow requirements of the related obligations. The risk tolerance reflects the Company's aggregate capital position, exposure to business risk, liquidity and rating agency considerations. The portfolio was comprised of total investments amounting to $685.1 million at December 31, 2001, versus $804.8 million at December 31, 2000. The fixed maturity portfolio decreased primarily due to funding of an extraordinary dividend payment in December 2001.

     The asset management strategy for the portfolio is set in accordance with an investment policy statement developed and coordinated within the Company by the Asset Liability and Risk Management Group, agreed to by senior management, and approved by the Board of Directors. In managing the investment portfolio, the long-term objective is to generate favorable investment results through asset-liability management, strategic and tactical asset allocation and asset manager selection. Asset management strategies take into account the need to match asset structure to product liabilities, considering the underlying income and return characteristics of investment alternatives and seeking to closely approximate the interest rate sensitivity of the asset portfolio with the estimated interest rate sensitivity of the product liabilities. Asset management strategies also include broad diversification across asset classes, issuers and sectors; effective utilization of capital while maintaining liquidity believed to be adequate to satisfy cash flow requirements; and achievement of competitive performance. The major categories of invested assets, quality across the portfolio, and recent activities to manage the portfolio are discussed below.

FIXED MATURITIES

     The fixed maturity portfolio is diversified across maturities, sectors and issuers. The Company has classified all publicly traded securities as available for sale ("AFS"). As of December 31, 2001 all privately placed securities were classified as AFS compared to approximately 96% in 2000. The remainder of the privately placed fixed maturities was classified as "held to maturity." "Available for sale" securities are carried in the Statement of Financial Position at fair value, with unrealized gains and losses (after certain related adjustments) recognized by credits and charges to equity capital. Securities held to maturity ("HTM") are carried at amortized cost, and unrealized gains or losses on these securities are not recognized in the financial statements. Fixed maturities totaled $490.7 million, a decrease of $129.6 million compared to $620.3 million (AFS fair value of $612.9 million and HTM amortized cost of $7.5 million), as of December 31, 2000. The variance was primarily due to funding of an extraordinary dividend payment of $186 million, of which $159.5 million was paid with fixed maturities.

                                   DECEMBER 31, 2001                      DECEMBER 31, 2000
                          ------------------------------------   ------------------------------------
                                                       NET                                    NET
                          AMORTIZED    ESTIMATED    UNREALIZED   AMORTIZED    ESTIMATED    UNREALIZED
                             COST      FAIR VALUE     GAINS         COST      FAIR VALUE     LOSSES
                          ----------   ----------   ----------   ----------   ----------   ----------
                                                        (IN THOUSANDS)
FIXED MATURITIES
Publicly traded.........  $  285,536   $  290,974    $ 5,438     $  444,423   $  442,365    $  2,058
Privately placed........     193,460      199,760      6,300        177,905      177,745         160
                          ----------   ----------    -------     ----------   ----------    --------
Total...................  $  478,996   $  490,734    $11,738     $  622,328   $  620,110    $  2,218
                          ==========   ==========    =======     ==========   ==========    ========

     At December 31, 2001, the net unrealized capital gains on the "available for sale" fixed maturity portfolio totaled $11.7 million compared to $2.0 million of unrealized losses at December 31, 2000. The increase in the net unrealized capital gain position is primarily due to the effect of lower interest rates in 2001 versus 2000.

     Gross investment income increased 6%, as the average asset base was slightly larger during the year. The Company's holdings of private placement fixed maturities totaled $193.5 million and constituted 40% of total fixed maturities portfolio at December 31, 2001 compared to $177.9 million representing 29% in 2000. These investments generally offer higher yields than comparable quality public market securities and increase the diversification of the portfolio.

     Realized losses in 2001 on fixed maturities of $7.8 million were higher than prior year by $3.5 million primarily due to greater impairments, losses on the sale of the Enron holdings, offset by higher gains on sale.

  CREDIT QUALITY

     The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Moody's Corporation, an independent rating agency:

                                       DECEMBER 31, 2001                         DECEMBER 31, 2000
                            ---------------------------------------   ---------------------------------------
                            AMORTIZED            ESTIMATED            AMORTIZED            ESTIMATED
NAIC       MOODY'S             COST        %     FAIR VALUE     %        COST        %     FAIR VALUE     %
----  ------------------    ----------   -----   ----------   -----   ----------   -----   ----------   -----
                                                             (IN THOUSANDS)
 1    AAA to AAA-           $  189,192    39.5%  $  195,864    39.9%  $  256,136    41.2%  $  260,857    42.2%
 2    BBB+ to BBB-             244,231    51.0%     250,526    51.1%     300,867    48.3%     296,664    47.8%
 3    BB+ to BB-                23,044     4.8%      22,525     4.6%      34,941     5.6%      34,367     5.5%
 4    B+ to B-                  19,261     4.0%      18,380     3.7%      27,312     4.4%      25,434     4.1%
 5    CCC or lower               3,176     0.7%       3,342     0.7%       3,045     0.5%       2,761     0.4%
 6    In or near default            92     0.0%          97     0.0%          27     0.0%          27     0.0%
                            ----------           ----------           ----------           ----------
      Total                 $  478,996   100.0%  $  490,734   100.0%  $  622,328   100.0%  $  620,110   100.0%
                            ==========           ==========           ==========           ==========

     The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC). Based on fair value, these investments accounted for 91% of the portfolio at December 31, 2001, which was an increase from 90% at December 31, 2000.

     The Company maintains separate monitoring processes for public and private fixed maturities and create watch lists to highlight securities that require special scrutiny and management. Our public fixed maturity asset managers formally review all public fixed maturity holdings on a monthly basis and more frequently when necessary to identify potential credit deterioration whether due to ratings downgrades, unexpected price variances, and/or industry specific concerns. We classify public fixed maturity securities of issuers that have defaulted as loans not in good standing and all other public watch list assets as closely monitored.

     Our private fixed maturity asset managers conduct specific servicing tests on each investment on an ongoing basis to determine whether the investment is in compliance or should be placed on the watch list or assigned an early warning classification. We assign early warning classification to those issuers that have failed a servicing test or experienced a minor covenant default, and we continue to monitor them for improvement or deterioration. We assign closely monitored status to those investments that have been recently restructured or for which a restructuring is a possibility due to substantial credit deterioration or material covenant defaults. We classify as not in good standing securities of issuers that are in more severe conditions, for example, bankruptcy or payment default.

                                                  DECEMBER 31, 2001           DECEMBER 31, 2000
                                               ------------------------    ------------------------
                                               AMORTIZED                   AMORTIZED
                                                  COST       % OF TOTAL       COST       % OF TOTAL
                                               ----------    ----------    ----------    ----------
                                                                  (IN THOUSANDS)
Performing...................................  $  474,731       99.1%      $  616,134       99.0%
Watch List
  Closely monitored..........................       4,255        0.9%           6,194        1.0%
  Not in good standing.......................          10        0.0%              --        0.0%
                                               ----------      -----       ----------      -----
Total........................................  $  478,996      100.0%      $  622,328      100.0%
                                               ==========      =====       ==========      =====

  PORTFOLIO DIVERSITY

     The fixed maturity portfolio is broadly diversified by type and industry of issuer. The greatest industry concentrations within the public portfolio were finance, utilities, and manufacturing, while the greatest industry concentration within the private portfolio was asset-backed securities. The total portfolio is summarized below by issuer category:

                                                                    DECEMBER 31, 2001
                                                          --------------------------------------
                                                          AMORTIZED     ESTIMATED        % OF
                                                             COST       FAIR VALUE    FAIR VALUE
                                                          ----------    ----------    ----------
                                                                      (IN THOUSANDS)
United States Government Securities and Obligations.....  $   19,136    $   19,278        3.9%
Mortgage Backed Securities..............................         681           677        0.1%
Asset Backed Securities (1).............................      99,004       100,423       20.5%
Foreign Government Securities...........................       4,029         4,288        0.9%
Manufacturing...........................................      91,674        94,220       19.2%
Utilities...............................................      88,338        90,394       18.4%
Retail and Wholesale....................................      35,257        36,610        7.5%
Finance.................................................      76,277        80,473       16.4%
Services................................................      45,517        45,843        9.3%
Transportation..........................................      19,083        18,528        3.8%
                                                          ----------    ----------      -----
Total...................................................  $  478,996    $  490,734      100.0%
                                                          ==========    ==========      =====

                                                                    DECEMBER 31, 2000
                                                          --------------------------------------
                                                          AMORTIZED     ESTIMATED        % OF
                                                             COST       FAIR VALUE    FAIR VALUE
                                                          ----------    ----------    ----------
                                                                      (IN THOUSANDS)
United States Government Securities and Obligations.....  $   25,050    $   25,756        4.2%
Mortgage Backed Securities..............................          --            --        0.0%
Asset Backed Securities (1).............................     111,706       110,850       17.9%
Foreign Government Securities...........................      11,181        11,644        1.9%
Manufacturing...........................................     126,245       124,648       20.1%
Utilities...............................................     120,669       118,484       19.1%
Retail and Wholesale....................................      39,391        39,750        6.4%
Finance.................................................     101,945       104,154       16.8%
Services................................................      58,082        57,256        9.2%
Transportation..........................................      28,059        27,568        4.4%
                                                          ----------    ----------      -----
Total...................................................  $  622,328    $  620,110      100.0%
                                                          ==========    ==========      =====

---------------

(1) The asset backed securities are primarily backed by credit card receivables, home equity loans, trade receivables and auto loans.

  SHORT-TERM INVESTMENTS

     Short-term investments include highly liquid debt instruments that have maturities between 3-12 months from date of purchase. These securities are carried at amortized cost, which approximates fair value. As of December 31, 2001, the Company's short-term investments totaled $33.0 million versus $28.8 million at December 31, 2000. Short-term income and yields decreased due to lower rates in 2001.

  DERIVATIVES

     The Company uses derivatives primarily to alter mismatches between the duration of assets in its portfolios and the duration of insurance and annuity liabilities supported by those assets. These derivative contracts do not qualify for hedge accounting and, consequently, we recognize the changes in fair value of such contracts from period to period in current earnings. During 2001, $1.8 million of losses were realized from futures versus gains of $2.9 million in 2000. This was the result of the Company's net short position in futures during 2001, versus a net long position in 2000, as interest rates were generally declining in both years.

LIQUIDITY AND CAPITAL RESOURCES

     The Company's liquidity requirements include the payment of sales commissions, other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts it has in-force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/ liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding all its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments or through short term lending from its affiliate Prudential Funding Corporation (refer to Footnote 13 in the Notes to Financial Statements). As of December 31, 2001, the Company's assets included $336 million of cash and cash equivalents, short-term investments and investment grade publicly traded fixed maturity securities that could be liquidated if funds were required.

     In order to continue to market life insurance and annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. Statutory accounting practices differ from generally accepted accounting principles ("GAAP") in two major respects. First, under statutory accounting practices, the acquisition costs of new business are charged to expense, while under GAAP they are initially deferred and amortized over a period of time. Second, under statutory accounting practices, the required additions to statutory reserves for new business in some cases may initially exceed the statutory revenues attributable to such business. These practices result in a reduction of statutory income and surplus at the time of recording new business.

     Insurance companies are subject to Risk-Based Capital ("RBC") guidelines, monitored by insurance regulatory authorities, that measure the ratio of the Company's statutory surplus with certain adjustments ("Adjusted Capital") to its required capital, based on the risk characteristics of its insurance liabilities and investments. Required capital is determined by statutory formulae that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risks, and general business risks. The RBC calculations are intended to assist regulators in measuring the adequacy of the Company's statutory capitalization.

     The Company considers RBC implications in its asset/liability management strategies. Each year, the Company conducts a thorough review of the adequacy of statutory insurance reserves and other actuarial liabilities. The review is performed to ensure that the Company's statutory reserves are computed in accordance with accepted actuarial standards, reflect all contractual obligations, meet the requirements of state laws and regulations and include adequate provisions for any other actuarial liabilities that need to be established. All significant reserve changes are reviewed by the Board of Directors and are subject to approval by the New Jersey Department of Banking and Insurance (the "Insurance Department"). The Company believes that its statutory capital is adequate for its currently anticipated levels of risk as measured by regulatory guidelines.

     In March 1998 the NAIC adopted the Codification of Statutory Accounting Principles Guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. Certain of the standards could have an impact on the measurement of statutory capital, which in turn, could affect RBC ratios of insurance companies. The Company has adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $7 million, primarily as a result of the recognition of deferred tax assets.

REGULATORY ENVIRONMENT

     The Company is subject to the laws of the Insurance Department. A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering the Company's operations for the preceding year and its financial position as of the end of that year. Regulation by the Insurance Department includes periodic examination to verify the accuracy of contract liabilities and reserves. The Company's books and accounts are subject to review by the Insurance Department at all times. A full examination of the Company's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

     The Company is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. The Company is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

     The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula as described in the Liquidity and Capital Resources disclosure. The implementation of these standards has not had an effect upon the Company.

     Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of the

Company are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

EFFECTIVE NEW ACCOUNTING PRONOUNCEMENTS

     Refer to Footnote 2, "Summary of Significant Accounting Policies," of the Notes to Financial Statements.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)      FINANCIAL STATEMENTS
 (1)     Financial Statements of the Strategic Partners Subaccounts of Pruco
         Life of New Jersey Flexible Premium Variable Annuity Account
         (Registrant) consisting of the Statements of Net Assets as of December 31, 2001; the Statements of Operations for the period ended
         December 31, 2001; the Statements of Changes in Net Assets for the periods ended December 31, 2001 and December 31, 2000; and the Notes relating thereto appear in the Statement of Additional Information
         (Part B of the Registration Statement). (Note 1)


 (2)     Statements of Pruco Life of New Jersey (Depositor) consisting of the
         Statements of Financial Position as of December 31, 2001 and 2000;
         and the related Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 2001, 2000 and 1999; and the Notes to the Financial Statements appear in the prospectus (Part
         B of the Statement of Additional Information). (Note 1)


(b)      EXHIBITS

 (1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible
         Premium Variable Annuity Account and the Pruco Life of New Jersey
         Modified Guaranteed Annuity Account (Note 3)


 (2)     Agreements for custody of securities and similar investments--Not
         Applicable.

 (3)     (a) Form of Distribution Agreement between Prudential Investment
         Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
         Insurance Company of New Jersey (Depositor) (Note 7)

         (b) Form of Selected Broker Agreement used by PIMS (Note 7)

 (4)     Form of Pruco Life of New Jersey Strategic Partners Select Contract.
         (Note 11)

 (5)     (a) Application form for the Contract. (Note 11)

 (6)     (a) Articles of Incorporation of Pruco Life Insurance Company of New
         Jersey, as amended February 12, 1998. (Note 6)

         (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended
         August 4, 1999. (Note 2)

 (7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

 (8) Other material contracts performed in whole or in part after the date the registration statement is filed:

         (a) Form of Fund Participation Agreement. (Note 4)

 (9)     Opinion of Counsel as to legality of the securities being registered.
         (Note 1)

(10) (a) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 1)

(10)     (b) Written Consent of Shea & Gardner (Note 1)

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)     Schedule of Performance Computations. (Note 1)

(14)     Powers of Attorney.

         (a) James J. Avery Jr. (Note 5)

         (b) William J. Eckert, IV and David R. Odenath, Jr. (Note 8)

         (c) Ronald P. Joelson (Note 9)

         (d) Vivian L. Banta, Richard J. Carbone, Helen M. Galt and Jean D. Hamilton (Note 10)

------------------------------------
(Note 1)      Filed herewith.

(Note 2) Incorporated by reference to Form S-6 Registration No. 333-85117, filed August 13, 1999, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 26, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on or about April 15, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Form S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration Statement No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 10)     Incorporated by reference to Post-Effective Amendment No. 5 to
              Form S-6, Registration No. 333-85117 filed June 28, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable
              Account.

(Note 11)     Incorporated by reference to Pre-Effective Amendment No. 1 on
              Form N-4, Registration No. 333-62238, filed November 27, 2001 on behalf of Pruco Life of New Jersey Flexible Premium Variable
              Annuity Account.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.


Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential Financial, Inc. are listed under Item 26 of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement Pruco Life Flexible Premium Variable Annuity Account., Registration No. 333-75702, filed April 5, 2002, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2002, there were 10 owners of qualified contracts and 9 owners of nonqualified contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)     Prudential Investment Management Services LLC (PIMS)


Prudential Investment Management Services, LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., is distributor for Cash Accumulation Trust COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-24, The Prudential Variable Contract Account GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.


(b) Information concerning the officers and directors of PIMS is set forth below.


                                                                     POSITIONS AND
                                     POSITIONS AND OFFICES           OFFICES WITH
         NAME (1)                    WITH UNDERWRITER                REGISTRANT
         ----------------            ------------------------        ----------
         Robert F. Guina......       President                       None


         Stuart A. Abrams.....       Senior Vice President
                                     and Chief Compliance
                                     Officer                         None

         William V. Healey....       Senior Vice President,
                                     Secretary and Chief
                                     Legal Officer                   None

         Margaret M. Deverell.       Senior Vice President,
                                     Comptroller and Chief
                                     Financial Officer               None

         Jean D. Hamilton.....       Executive Vice President        None

         Ajay Sawhney.........       Executive Vice President        None

         John R. Strangfeld...       Executive Vice President        None

                                     Vice President and
         Peter J. Boland......       Deputy Chief
                                     Operating Officer               None

         Edward Chaplin.......       Treasurer                       None


(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life of New Jersey hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life of New Jersey.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485 (b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 24th day of April, 2002.


                            THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                            BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   (Depositor)


 Attest: /s/ CLIFFORD E. KIRSCH                  /s/  ANDREW J. MAKO
 ------------------------------                  -------------------
             CLIFFORD E. KIRSCH                  Andrew J. Mako
             CHIEF LEGAL OFFICER                 EXECUTIVE VICE PRESIDENT
             AND SECRETARY

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pruco Life Insurance Company of New Jersey has caused this Registration Statement to be signed on its behalf, in the City of Newark, and State of New Jersey, on this __th day of April 2002.




                                   SIGNATURE AND TITLE
                        ------------------------------------
                                    *
                        ------------------------------------
                            VIVIAN L. BANTA                   Date April 24,2002
                            PRESIDENT, CHAIRMAN AND DIRECTOR

                                    *
                        ------------------------------------
                            JAMES J. AVERY JR
                            VICE CHAIRMAN AND DIRECTOR


                                    *                         *By:  CLIFFORD E. KIRSCH
                        ------------------------------------  -------------------------
                            WILLIAM J. ECKERT, IV             CLIFFORD E. KIRSCH
                            VICE PRESIDENT AND CHIEF          (ATTORNEY-IN-FACT)
                            ACCOUNTING OFFICER (PRINCIPAL
                            FINANCIAL OFFICER AND CHIEF
                            ACCOUNTING OFFICER


                                    *
                        ------------------------------------
                            RONALD P. JOELSON
                            DIRECTOR

                                    *
                        ------------------------------------
                            RICHARD J. CARBONE
                            DIRECTOR


                                    *
                        ------------------------------------
                            HELEN M. GALT
                            DIRECTOR


                                    *
                        ------------------------------------
                            JEAN D. HAMILTON
                            DIRECTOR

                                    *
                        ------------------------------------
                            DAVID R. ODENATH, JR.
                            DIRECTOR

                                EXHIBIT INDEX

EXHIBITS


(9)           Opinion of Counsel
(10)(a)       Written Consent of PricewaterhouseCoopers, LLP.
(10)(b)       Written Consent of Shea & Gardner
(13)          Schedule of Performance Computations